SEC. File Nos. 2-47940
                               811-2380

                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549




                              FORM N-1A
                       Registration Statement
                                Under
                     the Securities Act of 1933
                   Post-Effective Amendment No. 49
                                 and
                       Registration Statement
                                Under
                  The Investment Company Act of 1940
                          Amendment No. 43



                THE CASH MANAGEMENT TRUST OF AMERICA
         (Exact Name of Registrant as specified in charter)

                        333 South Hope Street
                    Los Angeles, California 90071
              (Address of principal executive offices)

         Registrant's telephone number, including area code:
                           (213) 486-9200


                    JULIE F. WILLIAMS, Secretary
                The Cash Management Trust of America
                        333 South Hope Street
                    Los Angeles, California 90071
               (name and address of agent for service)


                            Copies to:
                      Robert E. Carlson, Esq.
               PAUL, HASTINGS, JANOFSKY & WALKER LLP
          515 S. Flower Street Los Angeles, CA 90071-2228
                    (Counsel for the Registrant)



                  Approximate date of proposed public offering:
 It is proposed that this filing become effective on December 1, 2002 pursuant to paragraph (b) of rule 485.

[LOGO - American Funds(sm)]               The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/













TABLE OF CONTENTS
     1   Risk/Return Summary
     6   Fees and Expenses of the Funds
     8   Investment Objectives, Strategies and Risks
     9   Management and Organization
    10   Shareholder Information
    11   Choosing a Share Class
    13   Purchase and Exchange of Shares
    15   Sales Charges
    16   Sales Charge Waivers
    17   Plans of Distribution
    17   How to Sell Shares
    19   Distributions and Taxes
    20   Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2002

Risk/Return Summary

The funds provide you an opportunity to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations; U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities; and Tax-Exempt Money Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1
                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year. Past results are not an indication of future results.

CASH MANAGEMENT TRUST

[begin bar chart]
Calendar Year Total Returns for Class A Shares

92      3.14
93      2.53
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54

[end bar chart]




Highest/lowest quarterly results during this time period were:

HIGHEST                      1.53%  (quarter ended September 30, 2000)
LOWEST                       0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.89%.

                                       2
Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND

[begin chart]
Calendar Year Total Returns for Class A Shares

92     3.05
93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33

[end chart]



Highest/lowest quarterly results during this time period were:

HIGHEST                      1.38%  (quarter ended September 30, 2000)
LOWEST                       0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.83%.

                                       3
                                                Money Market Funds / Prospectus

TAX-EXEMPT MONEY FUND

[begin chart]
Calendar Year Total Returns for Class A Shares

92     2.51
93     1.83
94     2.23
95     3.21
96     2.85
97     3.00
98     2.83
99     2.60
00     3.50
01     2.35

[end chart]



Highest/lowest quarterly results during this time period were:

HIGHEST                      0.93%  (quarter ended December 31, 2000)
LOWEST                       0.37%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.67%.

                                       4
Money Market Funds / Prospectus

Unlike the bar charts on the previous pages, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, Cash Management Trust's
Class B share results with the applicable deferred sales charge imposed. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since Cash Management Trust's Class C and F shares were first available on March 15, 2001 and Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.



 INVESTMENT RESULTS TABLE
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                        ONE YEAR  FIVE YEARS  TEN YEARS  LIFETIME   7-DAY YIELD/1/
-----------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 CLASS A - BEGAN          3.54%     4.86%       4.40%     7.13%         1.33%
11/3/76
 CLASS B - BEGAN         -2.32%      N/A         N/A      1.57%         0.41%
3/15/00
 U.S. TREASURY MONEY
FUND
 CLASS A - BEGAN          3.33%     4.38%       4.04%     4.14%         1.25%
2/1/91
 TAX-EXEMPT MONEY FUND
 CLASS A - BEGAN          2.35%     2.85%       2.69%     3.07%         1.19%
10/24/89
 For current yield information, please call American FundsLine at 1-800-325-3590.



1 The 7-day yield is calculated by annualizing dividends paid by the funds during the last 7 days of the 2001 calendar year.

                                       5
                                                Money Market Funds / Prospectus

Fees and Expenses of the Funds


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                             CLASS
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases      none        none        none       none        none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------
 Maximum sales charge      none        none        none       none        none
 imposed on
 reinvested dividends
----------------------------------------------------------------------------------
 Maximum deferred          none       5.00%/2/    1.00%/3/    none        none
 sales charge
----------------------------------------------------------------------------------
 Redemption or             none        none        none       none        none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Deferred sales charge is reduced after 12 months and eliminated after six years.
3 Deferred sales charge is eliminated after 12 months.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 Management Fees              0.28%     0.28%     0.28%     0.28%
 Distribution and/or          0.07%     0.90%     1.00%     0.25%
 Service (12b-1) Fees/1/
 Other Expenses               0.24%     0.22%     0.27%     0.24%
 Total Annual Fund            0.59%     1.40%     1.55%     0.77%
 Operating Expenses
 Fee Waiver/2/                 N/A       N/A      0.04%      N/A
 Net Expenses                 0.59%     1.40%     1.51%     0.77%
-------------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND

 Management Fees              0.30%      N/A       N/A       N/A
 Distribution and/or          0.09%      N/A       N/A       N/A
 Service (12b-1) Fees/1/
 Other Expenses               0.24%      N/A       N/A       N/A
 Total Annual Fund            0.63%      N/A       N/A       N/A
 Operating Expenses
-------------------------------------------------------------------------------
 TAX-EXEMPT MONEY FUND

 Management Fees              0.38%      N/A       N/A       N/A
 Distribution and/or          0.04%      N/A       N/A       N/A
 Service (12b-1) Fees/1/
 Other Expenses               0.12%      N/A       N/A       N/A
 Total Annual Fund            0.54%      N/A       N/A       N/A
 Operating Expenses
-------------------------------------------------------------------------------
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/3/  529-B/4/  529-C/4/  529-E/3/   529-F/4/
-------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 Management Fees              0.28%     0.28%     0.28%     0.28%      0.28%
 Distribution and/or          0.00%     0.90%     1.00%     0.50%      0.25%
 Service (12b-1) Fees/5/
 Other Expenses/6/            0.32%     0.31%     0.31%     0.31%      0.31%
 Total Annual Fund            0.60%     1.49%     1.59%     1.09%      0.84%
 Operating Expenses



1 Class A and F 12b-1 fees may not exceed 0.15% and 0.50%, respectively, of the class' average net assets annually.

2 Due to continued volatility in bond yields, Capital Research and Management
 Company voluntarily agreed to pay a portion of the class-specific fees and expenses.
3 Annualized.
4 Based on estimated amounts for the current fiscal year.
5 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
6 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                       6
Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
-------------------------------------------------------------------------------
 Class A                           $ 60       $189        $  329      $  738
-------------------------------------------------------------------------------
 Class B - assuming                $643       $843        $  966      $1,458
 redemption/1/
-------------------------------------------------------------------------------
 Class B - assuming no             $143       $443        $  766      $1,458
 redemption
-------------------------------------------------------------------------------
 Class C - assuming                $254       $477        $  824      $1,802
 redemption/2//,3/
-------------------------------------------------------------------------------
 Class C - assuming no             $154       $477        $  824      $1,802
 redemption/3/
-------------------------------------------------------------------------------
 Class F - excludes                $ 79       $246        $  428      $  954
 intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A                       $ 61       $192        $  335      $  750
-------------------------------------------------------------------------------
 Class 529-B - assuming            $652       $871        $1,013      $1,538
 redemption/1/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $152       $471        $  813      $1,538
 redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $262       $502        $  866      $1,889
 redemption/2/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $162       $502        $  866      $1,889
 redemption
-------------------------------------------------------------------------------
 Class 529-E                       $111       $347        $  601      $1,329
-------------------------------------------------------------------------------
 Class 529-F - excludes            $ 86       $268        $  466      $1,037
 intermediary fees/4/
 U.S. TREASURY MONEY FUND
-------------------------------------------------------------------------------
 Class A                           $ 64       $202        $  351      $  786
 TAX-EXEMPT MONEY FUND
-------------------------------------------------------------------------------
 Class A                           $ 55       $173        $  302      $  677
-------------------------------------------------------------------------------



1 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
2 Reflects contingent deferred sales charge during the first year.

3 Reflects expenses paid by Capital Research and Management Company.
4 Does not include fees charged by financial intermediaries which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                       7
                                                Money Market Funds / Prospectus

Investment Objectives, Strategies and Risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high quality money market instruments that are issued by states, territories or possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable

                                       8
Money Market Funds / Prospectus
short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear earlier in the Annual Fund Operating Expenses Table.

                                       9
                                                Money Market Funds / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

                                       10
Money Market Funds / Prospectus

Choosing a Share Class

Cash Management Trust offers different classes of shares through this prospectus (U.S. Treasury Money Fund and Tax-Exempt Money Fund only offer Class A shares.) Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. However, Tax-Exempt Money Fund is not available for investment by retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares of Cash Management Trust through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same contingent deferred sales charges apply to Class 529-B shares as they do to Class B shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF CASH MANAGEMENT TRUST, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares of Cash Management Trust are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class B, 529-B, C and 529-C shares of Cash Management Trust may be acquired only by exchanging from Class B, 529-B, C or 529-C shares of other American Funds. See "Purchase and Exchange of Shares."

.. Class F and 529-F shares of Cash Management Trust are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES OF CASH MANAGEMENT TRUST.

                                       11
                                                Money Market Funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    none

 Contingent deferred     none
 sales charge
 12b-1 fees              up to 0.15% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% after six years
 12b-1 fees              0.90% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        direct purchases of B shares of Cash Management Trust
                         are not permitted
 Conversion              automatic conversion to A shares after eight years,
                         reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses
 Purchase maximum        direct purchases of C shares of Cash Management Trust
                         are not permitted
 Conversion              automatic conversion to F shares after ten years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none


                                       12
Money Market Funds / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B, AND C SHARES

You may generally open an account and purchase Class A shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire. Class B and C shares of Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of Cash Management Trust only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. However, exchanges from Class A shares of Cash Management Trust may be made into Class B and C shares of other American Funds for dollar cost averaging purposes. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

                                       13
                                                Money Market Funds / Prospectus

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $  1,000
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


                                       14
Money Market Funds / Prospectus

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares.

Sales Charges

CLASS A SHARES

Class A shares of the money market funds are sold without an initial sales charge. However, if shares of any money market funds are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       15
                                                Money Market Funds / Prospectus

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

Sales Charge Waivers

To have your Class A, B or C contingent deferred sales chare waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.




CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       16
Money Market Funds / Prospectus

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, and for Cash Management Trust only, up to 0.50% for Class 529-A shares, 0.90% for Class B and 529-B shares, 1.00% for Class C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. A portion (up to 0.15% for Class A, 529-A, B and 529-B shares and 0.25% for Class C, 529-C, 529-E, F and 529-F shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                                       17
                                                Money Market Funds / Prospectus

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       18
Money Market Funds / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realize or distribute capital gains; however, if they do, they will be subject to federal and state income tax.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       19
                                                Money Market Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.


CASH MANAGEMENT TRUST/1/



                            Net asset              Dividends                              Net assets,    Ratio of     Ratio of net
                             value,       Net      (from net     Net asset                  end of      expenses to    income to
                            beginning  investment  investment  value, end of    Total       period      average net   average net
                            of period  income/2/    income)       period      return/4/  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002          $1.00      $.013      $(.013 )       $1.00        1.35%       $8,305         .59 %         1.33 %
Year ended 9/30/2001           1.00       .045       (.045 )        1.00        4.63         7,075         .59           4.48
Year ended 9/30/2000           1.00       .055       (.055 )        1.00        5.66         5,417         .61           5.53
Year ended 9/30/1999           1.00       .045       (.045 )        1.00        4.59         5,863         .58           4.52
Year ended 9/30/1998           1.00       .050       (.050 )        1.00        5.14         4,604         .58           5.02
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2002           1.00       .005       (.005 )        1.00         .53           158        1.40            .47
Year ended 9/30/2001           1.00       .037       (.037 )        1.00        3.75            46        1.41           3.01
Period from 3/15/2000 to       1.00       .027       (.027 )        1.00        2.73             1        1.43/7/        5.21/7/
9/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2002           1.00       .004       (.004 )        1.00        0.40           100        1.51/6/         .31
Period from 3/16/2001 to       1.00       .014       (.014 )        1.00        1.40            13        1.55/7/        2.05/7/
9/30/2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2002           1.00       .011       (.011 )        1.00        1.13            10         .77           1.11
Period from 3/26/2001 to       1.00       .017       (.017 )        1.00        1.71             4         .80/7/        3.09/7/
9/30/2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to       1.00       .007       (.007 )        1.00         .73            34         .60/7/        1.16///7/
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 6/7/2002 to       1.00       .001       (.001 )        1.00         .09            -///5/     .47            .08
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 4/2/2002 to       1.00       .002       (.002 )        1.00         .15             1         .75/6/         .12
9/30/2002
CLASS 529-E:
 Period from 3/11/2002 to      1.00       .004       (.004 )        1.00         .39             1        1.09/7/         .66/7/
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to      1.00          -/3/        -/3/       1.00         .04             -/5/      .03            .04
9/30/2002


Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Amount less than $.001.
4 Total returns exclude all contingent deferred sales charges.
5 Amount less than 1 million.
6 Due to continued volatility in bond yields, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services and other class specific expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratios would have been 1.55% and .79% for Class C and 529-C, respectively.
7 Annualized.
                                                Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND



                            Net asset              Dividends                           Net assets,    Ratio of      Ratio of net
                             value,       Net      (from net     Net asset               end of      expenses to   income (loss)
                            beginning  investment  investment  value, end of  Total      period      average net   to average net
                            of period  income/1/    income)       period      return  (in millions)    assets          assets
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002          $1.00      $.013      $(.013)        $1.00      1.29%       $683          .63%           1.27%
Year ended 9/30/2001           1.00       .042       (.042)         1.00      4.27         489          .66            4.12
Year ended 9/30/2000           1.00       .049       (.049)         1.00      5.01         369          .62            4.81
Year ended 9/30/1999           1.00       .039       (.039)         1.00      4.00         467          .59            3.95
Year ended 9/30/1998           1.00       .045       (.045)         1.00      4.63         356          .59            4.49




1 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

Money Market Funds / Prospectus

TAX-EXEMPT MONEY FUND



                      Net asset              Dividends                           Net assets,    Ratio of      Ratio of net
                       value,       Net      (from net     Net asset               end of      expenses to   income (loss)
                      beginning  investment  investment  value, end of  Total      period      average net   to average net
                      of period  income/1/    income)       period      return  (in millions)    assets          assets
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002    $1.00      $.010      $(.010)        $1.00      1.05%       $341          .54 %          1.04%
Year ended 9/30/2001     1.00       .029       (.029)         1.00      2.92         319          .52            2.86
Year ended 9/30/2000     1.00       .032       (.032)         1.00      3.29         276          .64            3.23
Year ended 9/30/1999     1.00       .025       (.025)         1.00      2.51         255          .65/2/         2.33
Year ended 9/30/1998     1.00       .029       (.029)         1.00      2.96         198          .65/2/         2.94




1 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
2 Had Capital Research and Management Company not waived investment advisory fees, the fund expense ratio would have been .68% and .71% for the fiscal years ended 1999 and 1998, respectively.
                                                Money Market Funds / Prospectus

NOTES

                                       25
Money Market Funds / Prospectus

NOTES

                                       26
                                                Money Market Funds / Prospectus

NOTES

                                       27
Money Market Funds / Prospectus

NOTES

                                       28
                                                Money Market Funds / Prospectus

[LOGO - American Funds(sm)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800 /421-9900
          FOR COLLEGEAMERICA      American Funds Service Company
                                  800 /421-0180, ext. 529
                                  American FundsLine(R)
          FOR 24                  800/325-3590
         -HOUR INFORMATION        American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycle bug]








Printed on recycled paper                  Investment Company File No. 811-2380
MMF-010-0202/B                             Investment Company File No. 811-6235
                                           Investment Company File No. 811-5750
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management      Capital International     Capital Guardian      Capital Bank and Trust

[LOGO - American Funds(sm)]               The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/



























 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2002

Class R-5 shares of The Cash Management Trust, The U.S. Treasury Money Fund and The Tax-Exempt Money Fund of America are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Funds - pages 6-7


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends      none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                               none





 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                            CLASS R-5/1/
 CASH MANAGEMENT TRUST
-----------------------------------------------------------
 Management Fees                                0.28%
-----------------------------------------------------------
 Distribution and/or Service (12b-1) Fees       none
-----------------------------------------------------------
 Other Expenses                                 0.17%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses           0.45%
 U.S. TREASURY MONEY FUND

 Management Fees                                0.30%
-----------------------------------------------------------
 Distribution and/or Service (12b-1) Fees       none
-----------------------------------------------------------
 Other Expenses                                 0.18%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses           0.48%
 TAX-EXEMPT MONEY FUND
 Management Fees                                0.38%
--------------------------------------------
 Distribution and/or Service (12b-1) Fees       none
--------------------------------------------
 Other Expenses                                 0.15%
--------------------------------------------
 Total Annual Fund Operating Expenses           0.53%



1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                           ONE YEAR  THREE YEARS   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 Class R-5                   $46       $144         $252        $567
--------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND
 Class R-5                   $49       $154         $269        $604
--------------------------------------------------------------------------
 TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------
 Class R-5                   $54       $170         $296        $665
--------------------------------------------------------------------------



Purchase and Exchange of Shares - pages 13-14

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales Charges - page 15

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 20-23

The financial highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.





                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to      income
                               beginning  investment  investment  value, end of  Total      period      average net    to average
                               of period    income     income)       period      return  (in millions)    assets       net assets
-----------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT TRUST
CLASS R-5:
 Period from 5/15/2002 to       $1.00      $.005      $(.005)        $1.00       .50%        $49          .16%           .50%
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND
CLASS R-5:
 Period from 5/15/2002 to        1.00       .005       (.005)         1.00       .47           4          .18            .46
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY FUND
CLASS R-5:
 Period from 7/15/2002 to        1.00       .002       (.002)         1.00       .17          10          .12            .17
9/30/2002




1 Based on operations for the period shown and, accordingly, may not be representative of a full year.

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                December 1, 2002

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       14
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       27
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       31
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       37
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       41
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder Account Services and Privileges . . . . . . . . . . . .       44
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       48
General Information . . . . . . . . . . . . . . . . . . . . . . . .       48
Class A Share Investment Results and Related Statistics . . . . . .       50
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial Statements


                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 90 days or less.

TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 60 days or less.

                      *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                          Money Market Funds - Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


INVESTMENT POLICIES - CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating categories by Moody's and S&P or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with the standards of the U.S. government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S.

                          Money Market Funds - Page 3
government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Moody's or by S&P. See the Appendix for a description of high-quality ratings by Moody's and S&P.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES - Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with each fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will


                          Money Market Funds - Page 4
limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although neither CTRS nor CTEX have current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's and CTRS' repurchase agreement transactions as described above.


THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

                          Money Market Funds - Page 5

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury;
(2) obligations of agencies and instrumentalities of the U.S. government; and
(3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.


THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (1) commercial paper (notes issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)),
(2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S., they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes, and bonds. CTEX invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated

                          Money Market Funds - Page 6
intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


PUT SECURITIES - CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by the Investment Adviser to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 90 days or less and 60 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a funds agree to purchase such securities, they assume the risk of any decline in value of the security beginning on the date of the agreement. When a funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than if they were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

                          Money Market Funds - Page 7

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

                          Money Market Funds - Page 8

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act. For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three

                          Money Market Funds - Page 9
days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.


For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more

                          Money Market Funds - Page 10
than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.


CTEX may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

 5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

                          Money Market Funds - Page 11

10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.


For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.


Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

                          Money Market Funds - Page 12

For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


The following policies of CTEX are not deemed fundamental, and thus may be changed by the Board of Trustees without shareholder approval: CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                          Money Market Funds - Page 13

                            MANAGEMENT OF THE FUNDS




BOARDS OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                         NUMBER OF BOARDS
                        POSITION      ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate director and author;            14            Carnival Corporation
 Jr.                                                former United States Ambassador
 Age: 68                                            to Spain; former Vice Chairman,
                                                    Knight Ridder, Inc.; former
                                                    Chairman and Publisher, The
                                                                            ---
                                                    Miami Herald
                                                    ------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1976         Private investor; former                  19            Ducommun Incorporated;
 Christie                                           President and Chief Executive                           IHOP Corporation;
 Age: 69                                            Officer, The Mission Group                              Southwest Water
                                                    (non-utility holding company                            Company;
                                                    subsidiary of Southern                                  Valero L.P.
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         CEO and President, The Earth              12            Allegheny
 Age: 54                                            Technology Corporation                                  Technologies;
                                                    (international consulting                               BF Goodrich;
                                                    engineering)                                            Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989         Managing Director, Senior                 16            None
 Age: 67                                            Resource Group LLC (development
                                                    and management of senior living
                                                    communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994         President, Fuller Consulting              14            None
 Age: 56                                            (financial management
                                                    consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman and CEO, AECOM                   13            Southwest Water
 Age: 68                                            Technology Corporation                                  Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         Principal, The Sanchez Family             12            None
 Age: 59                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                          Money Market Funds - Page 14

                                       YEAR FIRST        PRINCIPAL OCCUPATION(S) DURING
                                         ELECTED                PAST 5 YEARS AND
                                        A TRUSTEE                POSITIONS HELD               NUMBER OF BOARDS
                        POSITION     AND/OR OFFICER         WITH AFFILIATED ENTITIES           WITHIN THE FUND
                        WITH THE     OF THE FUNDS/1/      OR THE PRINCIPAL UNDERWRITER       COMPLEX/2/ ON WHICH
   NAME AND AGE          FUNDS                                    OF THE FUNDS                 TRUSTEE SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee             1996         President (retired), The Capital               7
 Age: 66                                               Group Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Abner D.             President,      CMTA: 1976       Senior Vice President and Director,           12
 Goldstine            PEO             CTEX: 1989       Capital Research and Management
 Age: 72              and Trustee     CTRS: 1991       Company
------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of     CMTA: 1985       Executive Vice President and                  17
 Jr.                  the Board       CTEX: 1988       Director, Capital Research and
 Age: 53              and Trustee     CTRS: 1990       Management Company; Director,
                                                       American Funds Distributors, Inc.*
------------------------------------------------------------------------------------------------------------------




                      OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE          BY TRUSTEE OR OFFICER
--------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        None
 Age: 66
--------------------------------------------------
 Abner D.             None
 Goldstine
 Age: 72
--------------------------------------------------
 Paul G. Haaga,       None
 Jr.
 Age: 53
--------------------------------------------------




                          Money Market Funds - Page 15

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                              WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
     NAME AND AGE              FUNDS            OF THE FUNDS/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
------------------------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg           Senior Vice              1989           Vice President - Investment Management Group,
 Age: 49                  President (CTEX)                          Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook            Vice President            1991           Senior Vice President - Investment Management Group,
 Age: 50                   (CMTA and CTRS                           Capital Research and Management Company
                               only)
------------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer         Vice President            1994           Vice President and Secretary, Capital Research and Management
 Age: 47                                                            Company; Secretary, American Funds Distributors, Inc.*;
                                                                    Director, Capital Bank and Trust Company*
------------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall               Assistant               1999           Vice President - Investment Management Group, Capital Research
 Age: 37                   Vice President                           and Management Company
                           (CMTA and CTRS
                               only)
------------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary             CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 54                                           CTEX: 1989       Research and Management Company
                                                   CTRS: 1991
------------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman           Treasurer               2000           Vice President - Fund Business Management Group,
 Age: 32                                                            Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick         Assistant               1994           Assistant Vice President - Fund Business Management Group,
 Age: 38                     Secretary                              Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,           Assistant               1993           Vice President - Fund Business Management Group,
 Jr.                         Treasurer                              Capital Research and Management Company
 Age: 40
------------------------------------------------------------------------------------------------------------------------------------





* Company affiliated with Capital Research and Management Company.

1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

                          Money Market Funds - Page 16

3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                          Money Market Funds - Page 17

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                 BY TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000            Over $100,000
                                 CTRS: None
                          CTEX: $50,001 - $100,000
--------------------------------------------------------------------------------
 H. Frederick Christie     CMTA: $10,001 - $50,000          Over $100,000
                                 CTRS: None
                                 CTEX: None
--------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               CMTA: $1 - $10,000             Over $100,000
                                 CTRS: None
                          CTEX: $10,001 - $50,000
--------------------------------------------------------------------------------
 Leonard R. Fuller         CMTA: $10,001 - $50,000       $50,001 - $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000             Over $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000            Over $100,000
                                 CTRS: None
                                 CTEX: None
--------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000            Over $100,000
                            CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000            Over $100,000
                          CTRS: $50,001 - $100,000
                                 CTEX: None
--------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).

                          Money Market Funds - Page 18

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $6,500 for CMTA; $1,500 for CTEX and $1,500 for CTRS to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended; $2,520 per Contracts Committee meeting attended; and $1,000 per Audit and Nominating Committee meeting attended. Certain of the funds' Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser.



                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE FUNDS             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,            $7,755/3 /CMTA                      $102,760/3/
 Jr.                           3,175/3/ CTRS
                               3,177/3/ CTEX
------------------------------------------------------------------------------------------
 H. Frederick                   7,755 CMTA                          229,260
 Christie                       3,175 CTRS
                                3,177 CTEX
------------------------------------------------------------------------------------------
 Diane C. Creel                 7,423 CMTA                           56,725
                                  2,843 CTRS
                                2,843 CTEX
------------------------------------------------------------------------------------------
 Martin Fenton                 7,423/3/ CMTA                       203,725/3/
                               2,843/3/ CTRS
                               2,843/3/ CTEX
------------------------------------------------------------------------------------------
 Leonard R. Fuller              7,755 CMTA                          119,843
                                3,175 CTRS
                                3,177 CTEX
------------------------------------------------------------------------------------------
 Richard G. Newman              7,423 CMTA                          135,225
                                2,843 CTRS
                                2,843 CTEX
------------------------------------------------------------------------------------------
 Frank M. Sanchez              7,423/ /CMTA                          56,725
                                2,843 CTRS
                                2,843 CTEX
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/ 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

                          Money Market Funds - Page 19

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: Richard G. Capen ($11,515 - CMTA; $4,992 - CTRS and $6,928 - CTEX) and Martin Fenton ($5,115 -
  CMTA; $1,124 - CTRS and $463 - CTEX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of November 1, 2002, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                  FUND ORGANIZATION AND THE BOARD OF TRUSTEES

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19, 1990 and CTEX on December 5, 1998..


Massachusetts common law provides that a Trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a Trustee in accordance with that fiduciary duty. Generally, a Trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


CMTA has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. CTRS has the
following classes of shares: Class A, R-1, R-2, R-3, R-4 and R-5. CTEX has Class A and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the funds' Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of CMTA and accordingly, do not have the rights of a shareholder, such as the right to vote any proxies relating to fund shares. As the legal owner of CMTA's shares, the Virginia College Savings Plan will vote any proxies relating to CMTA's shares.

                          Money Market Funds - Page 20

The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The funds have an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee oversees the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent accountants and the full Board of Trustees. Two Audit Committee meetings were held during the 2002 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between each fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement,principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the funds, c/o the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more

                          Money Market Funds - Page 21
than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2003, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2003, unless sooner terminated, and the CTEX Agreement will continue in effect until

October 1, 2003, unless sooner terminated. Each Agreement   may be renewed from
year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the funds, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreements each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the funds, fees and expenses borne by the funds, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.


In reviewing the quality of services provided to the funds, the Committees noted that CMTA, CTRS and CTEX each had positive investment results through 2001, through July 31, 2002 and in both the five- and ten-year periods through July 31, but lagged the results of many of their peers on a relative basis. The Committee recognized the trade-off for maintaining each fund's high credit quality standards could cause its investment results to lag in certain periods. Members of the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the funds, the Committees noted, among other things, that each fund's advisory fees as a percentage of its average net assets over various periods were highly favorable in relation to its peer group. It was observed that there was some growth in transfer agency expenses for 2001 in some funds, in large part due to an increase in the number of shareholder transactions. The Committees also discussed steps taken by the


                          Money Market Funds - Page 22

Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     CMTA: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

     CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average net assets between $200 million and $600 million; plus 0.33% on the portion of average net assets between $600 million and $1.2 billion; plus 0.29% on average net assets in excess of $1.2 billion.

The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for
----
any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.

                          Money Market Funds - Page 23

CTRS The Investment Adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


CTEX The Investment Adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent CMTA's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001, and 2000, the Investment Adviser received advisory fees as follows:


                                   2002               2001                2000
--------------------------------------------------------------------------------------
           CMTA                 $20,307,000        $17,312,000         $16,005,000
--------------------------------------------------------------------------------------
           CTRS                   1,572,000          1,208,000           1,296,000
--------------------------------------------------------------------------------------
           CTEX                   1,276,000          1,169,000           1,055,000
--------------------------------------------------------------------------------------



ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between CMTA and the Investment Adviser relating to CMTA's Class C, F and 529 shares will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that CMTA may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of CMTA. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to CMTA. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                          Money Market Funds - Page 24

Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, CMTA's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to CMTA's applicable share classes.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to CMTA's applicable share classes.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees paid by CMTA were:


                                                                                    ADMINISTRATIVE SERVICES FEE
---------------------------------------------------------------------------------------------------------------------
                                  CLASS C                                                     $75,000
---------------------------------------------------------------------------------------------------------------------
                                  CLASS F                                                      10,000
---------------------------------------------------------------------------------------------------------------------
                                CLASS 529-A                                                    17,000
---------------------------------------------------------------------------------------------------------------------
                                CLASS 529-B                                                       122
---------------------------------------------------------------------------------------------------------------------
                                CLASS 529-C                                                       321
---------------------------------------------------------------------------------------------------------------------
                                CLASS 529-E                                                     1,000
---------------------------------------------------------------------------------------------------------------------
                                CLASS 529-F                                                         0
---------------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's Class A shares. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers.


                          Money Market Funds - Page 25

For Class F and 529-F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Service fees received by the Principal Underwriter on sales of CMTA Class B shares during the fiscal years ended 2002 and 2001 were $47,000 and $13,000, respectively. No compensation was paid to dealers.


Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include: shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the funds are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may annually expend the following amounts to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares for CMTA only, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, (BLANK)/CMTA PLANS OF DISTRIBUTION0.90% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares for CMTA only, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares for CMTA only, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares for CMTA only, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A (all funds) and 529-A shares (CMTA only), up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers.


For Class B and 529-B shares (CMTA only): (i) 0.15% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares (CMTA only): (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares (CMTA only): (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid

                          Money Market Funds - Page 26
to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares (CMTA only), 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under each fund's Class F and 529-F Plans for distribution-related expenses.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY

                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A               $5,197,000 CMTA             $540,000 CMTA
                                 472,000 CTRS               51,000 CTRS
                                 130,000 CTEX               12,000 CTEX
------------------------------------------------------------------------------
        CLASS B                  567,000 CMTA              107,000 CMTA
------------------------------------------------------------------------------
        CLASS C                  324,000 CMTA               73,000 CMTA
------------------------------------------------------------------------------
        CLASS F                   11,000 CMTA                1,000 CMTA
------------------------------------------------------------------------------
      CLASS 529-A                    264 CMTA                   45 CMTA
------------------------------------------------------------------------------
      CLASS 529-B                  1,000 CMTA                  233 CMTA
------------------------------------------------------------------------------
      CLASS 529-C                  2,000 CMTA                1,000 CMTA
------------------------------------------------------------------------------
      CLASS 529-E                  2,000 CMTA                1,000 CMTA
------------------------------------------------------------------------------
      CLASS 529-F                      0 CMTA                    0 CMTA
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

The following information may or may not apply to you depending on whether you hold fund shares on a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds of the same class. Dividends and capital gains distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable

                          Money Market Funds - Page 27
     income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.

                          Money Market Funds - Page 28

STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.


Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.


               CTEX - ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.


CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.


The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot,

                          Money Market Funds - Page 29
however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                          Money Market Funds - Page 30

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                          Money Market Funds - Page 31

The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                          Money Market Funds - Page 32

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                          Money Market Funds - Page 33

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                          Money Market Funds - Page 34
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                          Money Market Funds - Page 35

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                          Money Market Funds - Page 36
net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference

                          Money Market Funds - Page 37
     between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

                          Money Market Funds - Page 38

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When deter-

                          Money Market Funds - Page 39
     mining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-

                          Money Market Funds - Page 40
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined

                          Money Market Funds - Page 41
as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.

                          Money Market Funds - Page 42

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     "*)
     Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     "*)   Requests must be signed by the registered shareholder(s).

     "*)   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     "*) Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     "*) You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     "*) Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     "*)  Checks must be made payable to the registered shareholder(s).

     "*) Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                          Money Market Funds - Page 43

     MONEY MARKET FUNDS

     "*) You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     "*)
          You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan

                          Money Market Funds - Page 44
will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based

                          Money Market Funds - Page 45
programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

                          Money Market Funds - Page 46

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


CHECK WRITING -- When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.


REDEMPTION OF SHARES - Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.

                          Money Market Funds - Page 47

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $12,752,000, $831,000 and $138,000 by CMTA, CTRS and CTEX, for Class A shares, respectively, and $109,000 for CMTA Class B shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the funds' independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds and for Trustees who are not interested persons (as defined under the 1940 Act) of the funds. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' Investment Adviser or any of its affiliated companies. A determination

                          Money Market Funds - Page 48
with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the funds, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where each fund was organized and California where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                          Money Market Funds - Page 49

                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365//\\7\\)

     Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

     Effective yield* = ([1 + (net change in account value) /1//\\7\\]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2002 are calculated as follows:

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2002: $1.0002215

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:          $1.0002215

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002215

          Seven-day yield  = (0.0002215 X 365/7) = 1.15%

          Effective yield  = ([1 + (0.0002215)/1//\\7\\]/365/) - 1  = 1.16%

CTRS Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2002 are calculated as follows:

                          Money Market Funds - Page 50

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2002: $1.0002110

     *Value includes additional shares acquired with dividends paid on the original share.

Calculation:

          Ending account value:          $1.0002110

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002110

          Seven-day yield  =  (0.0002110 X 365/7) = 1.10%

          Effective yield  =  ([1 + (0.0002110)/1//\\7\\]/365/) - 1 = 1.11%

CTEX Class A
------------

     The seven-day current, effective and tax-equivalent yields for the period ended September 30, 2002 are calculated as follows:

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2002: $1.0001819

     *Value includes additional shares acquired with dividends paid on the original share.

                          Money Market Funds - Page 51

CALCULATION:

          Ending account value:                $1.0001819

          Less beginning account value:        $1.0000000

          Net change in account value:         $0.0001819

          Tax-exempt portion of net change:    $0.0001819

          Taxable portion of net change:       $ -0-

          Seven-day yield =  ($0.0001819 X 365/7)  =  0.95%

     Seven-day tax equivalent yield   =  ($0.0001819 X 365/7/(1-0.386)) =  1.55%

     Effective yield =  [1 + ($0.0001819)1/7]/365/-1 = 0.95%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 470.7% (for the period 11/3/76 through 9/30/02), the lifetime return of CTRS was 56.9% (for the period 2/1/91 through 9/30/02), and the lifetime return of CTEX was 45.6% (for the period 10/24/89 through 9/30/02).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

                          Money Market Funds - Page 52

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. employs the designations "Prime-1," "Prime-2"
-------------------------------
and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S CORPORATION ratings of commercial paper are graded into four
-----------------------------
categories ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by

                          Money Market Funds - Page 53
a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."

                          Money Market Funds - Page 54

AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

                          Money Market Funds - Page 55

The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                                  Note Ratings

S&P: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

                          Money Market Funds - Page 56

The Cash Management Trust of America
Investment portfolio, September 30, 2002



                                                                                                 Principal         Market
                                                                                    Yield at        amount          value
                                                                                 acquisition          (000)          (000)


Certificates of deposit  -  0.58%
Svenska Handelsbanken
  October 11, 2002                                                                     1.69%   $    50,000    $    50,000

Commercial paper  -  57.88%
Abbey National North America LLC
  November 12, 2002                                                                     1.76        50,000         49,895
  November 13, 2002                                                                     1.75        25,000         24,947
Abbott Laboratories Inc. (1)
  October 2, 2002                                                                       1.67        20,529         20,527
  October 4, 2002                                                                       1.67        20,000         19,996
  November 15, 2002                                                                     1.74        30,000         29,934
ABN AMRO North America Finance Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
AEGON Funding Corp.(1)
  October 15, 2002                                                                      1.75        25,000         24,982
American Express Credit Corp.
  October 7, 2002                                                                       1.74        65,000         64,978
  November 4, 2002                                                                      1.74        35,000         34,941
  November 15, 2002                                                                     1.73        40,000         39,912
American General Finance Corp.
  October 21, 2002                                                                      1.75        50,000         49,949
  October 23, 2002                                                                      1.75        50,000         49,944
American Honda Finance Corp.
  October 18, 2002                                                                      1.72        25,000         24,979
  October 25, 2002                                                                      1.72        35,000         34,958
  November 13, 2002                                                                     1.73        40,000         39,916
Archer Daniels Midland Co.(1)
  October 16, 2002                                                                      1.75        50,000         49,961
Asset Securitization Cooperative Corp.(1)
  October 24, 2002                                                                      1.76        70,000         69,918
  October 29, 2002                                                                      1.76        25,000         24,965
Aventis S.A.(1)
  October 15, 2002                                                                      1.71        40,000         39,971
Bank of Ireland(1)
  November 8, 2002                                                                      1.75        50,000         49,905
Bank of Nova Scotia
  November 8, 2002                                                                      1.74        50,000         49,906
Barclays U.S. Funding Corp.
  October 18, 2002                                                                      1.70        50,000         49,957
BMW U.S. Capital Corp.
  October 21, 2002                                                                      1.77        25,000         24,974
  November 6, 2002                                                                      1.72        50,000         49,912
BNP Paribas Finance Inc.
  October 16, 2002                                                                      1.73        50,000         49,962
Canada Bills
  November 14, 2002                                                                     1.70        14,890         14,858
Canadian Imperial Holdings Inc.
  November 22, 2002                                                                     1.73        30,000         29,924
Canadian Wheat Board
  October 22, 2002                                                                      1.72        50,000         49,947
CBA (Delaware) Finance Inc.
  November 1, 2002                                                                      1.75        50,000         49,922
CDC Commercial Paper Corp.(1)
  October 24, 2002                                                                      1.74        50,000         49,942
ChevronTexaco Corp.
  October 10, 2002                                                                      1.74        75,000         74,964
Coca-Cola Co.
  October 9, 2002                                                                       1.67        32,200         32,187
  October 29, 2002                                                                      1.71        50,000         49,931
  November 5, 2002                                                                      1.70        50,000         49,915
Corporate Asset Funding Co. Inc.(1)
  October 3, 2002                                                                       1.68        50,000         49,993
  October 10, 2002                                                                      1.75        50,000         49,976
  October 16, 2002                                                                      1.73        30,000         29,977
Danske Corp.
  October 2, 2002                                                                       1.75        20,000         19,998
  October 15, 2002                                                                      1.70        50,000         49,965
  October 28, 2002                                                                      1.75        30,000         29,959
Dexia Delaware LLC
  October 21, 2002                                                                      1.73       100,000         99,899
Duke Energy Corp.
  October 8, 2002                                                                       1.75        35,000         34,986
DuPont (E.I.) De Nemours & Co.
  October 30, 2002                                                                      1.72        50,000         49,928
Edison Asset Securitization LLC(1)
  October 15, 2002                                                                      1.72        25,000         24,982
  October 18, 2002                                                                      1.73        47,500         47,459
  October 24, 2002                                                                      1.76        52,500         52,439
Eksportfinans ASA(1)
  October 18, 2002                                                                      1.75        50,000         49,956
Electricite de France
  November 15, 2002                                                                     1.74        30,000         29,934
Estee Lauder Companies Inc.(1)
  October 17, 2002                                                                      1.74        20,750         20,733
Executive Jet Inc.(1)
  October 8, 2002                                                                       1.70        40,000         39,985
  November 14, 2002                                                                     1.75        25,000         24,945
Exxon Asset Management Co.(1)
  October 24, 2002                                                                      1.74        40,000         39,954
FCAR Owner Trust I
  October 4, 2002                                                                       1.74        50,000         49,990
Gannett Co.(1)
  October 4, 2002                                                                       1.73        75,000         74,986
  November 8, 2002                                                                      1.73        50,000         49,906
General Dynamics Corp.(1)
  October 11, 2002                                                                      1.70        50,000         49,974
  October 23, 2002                                                                      1.73        20,670         20,647
Harley-Davidson Funding Corp. (1)
  October 2, 2002                                                                       1.71        10,000          9,999
  October 18, 2002                                                                      1.71         8,000          7,993
  October 25, 2002                                                                      1.75        10,000          9,988
Harvard University
  October 9, 2002                                                                       1.73        25,000         24,989
HBOS Treasury Services PLC
  October 23, 2002                                                                      1.77        50,000         49,943
  November 8, 2002                                                                      1.74        25,000         24,953
  November 19, 2002                                                                     1.76        50,000         49,878
Household Finance Corp.
  October 28, 2002                                                                      1.75        50,000         49,932
IBM Credit Corp.
  November 13, 2002                                                                     1.73        50,000         49,895
Johnson & Johnson(1)
  November 7, 2002                                                                      1.70        50,000         49,910
KFW International Finance Inc.
  October 10, 2002                                                                      1.71        50,000         49,976
  October 31, 2002                                                                      1.70        25,000         24,963
Kraft Foods Inc.
  October 8, 2002                                                                       1.78        40,000         39,984
Lilly (Eli) & Co.
  November 8, 2002                                                                      1.71        25,000         24,954
Medtronic Inc.(1)
  November 5, 2002                                                                      1.71        10,000          9,983
Merck & Co. Inc.
  October 18, 2002                                                                      1.73        25,000         24,978
  October 23, 2002                                                                      1.72        40,000         39,956
Minnesota Mining and Manufacturing Co.
  November 25, 2002                                                                     1.70        35,000         34,907
Mont Blanc Capital Corp.(1)
  October 8, 2002                                                                       1.71        30,000         29,989
  October 11, 2002                                                                      1.70        25,000         24,987
  November 5, 2002                                                                      1.75        50,000         49,913
  November 14, 2002                                                                     1.77        30,000         29,934
Motiva Enterprises LLC
  October 11, 2002                                                                      1.74        50,000         49,973
National Australia Funding (DE) Inc.
  October 1, 2002                                                                       1.74        75,000         74,996
National Bank of New Zealand International LTD (1)
  October 24, 2002                                                                      1.75        25,000         24,971
  November 26, 2002                                                                     1.73        15,000         14,959
Nestle Capital Corp.(1)
  November 7, 2002                                                                      1.72        50,000         49,909
  November 13, 2002                                                                     1.73        50,000         49,894
New Center Asset Trust
  October 3, 2002                                                                       1.74        50,000         49,993
Park Avenue Receivables Corp.(1)
  October 4, 2002                                                                       1.71        15,000         14,997
  October 7, 2002                                                                       1.75        35,000         34,988
  October 11, 2002                                                                      1.74        43,700         43,677
  October 16, 2002                                                                      1.76        35,000         34,973
Pfizer Inc(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 24, 2002                                                                      1.73        25,000         24,971
  November 1, 2002                                                                      1.73        41,000         40,937
  November 8, 2002                                                                      1.74        20,000         19,962
Private Export Funding Corp.(1)
  October 17, 2002                                                                      1.72        25,000         24,980
Procter & Gamble Co.(1)
  October 17, 2002                                                                      1.72        50,000         49,959
  October 24, 2002                                                                      1.72        25,000         24,971
Receivables Capital Corp.(1)
  October 17, 2002                                                                      1.77        35,500         35,470
  November 7, 2002                                                                      1.77        64,500         64,380
  November 22, 2002                                                                     1.76        25,000         24,935
Rio Tinto America Inc.(1)
  October 8, 2002                                                                       1.70        24,573         24,564
  October 29, 2002                                                                      1.75        28,045         28,005
SBC International Inc.(1)
  October 17, 2002                                                                      1.73        30,000         29,975
Schering Corp.
  November 12, 2002                                                                     1.71        50,000         49,898
Schlumberger Technology Corp.(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 17, 2002                                                                      1.73        15,000         14,988
  October 18, 2002                                                                      1.73        20,000         19,983
  November 6, 2002                                                                      1.75        25,000         24,955
Scripps (E.W.) Co.(1)
  October 9, 2002                                                                       1.74        15,000         14,993
Societe Generale N.A. Inc.
  October 3, 2002                                                                       1.73        35,000         34,995
  October 9, 2002                                                                       1.69        25,000         24,989
  October 15, 2002                                                                      1.70        50,000         49,965
Spintab AB (Swedmortgage)
  October 18, 2002                                                                      1.72        50,000         49,957
  November 7, 2002                                                                      1.75        28,000         27,948
Svenska Handelsbanken
  October 7, 2002                                                                       1.74        25,000         24,992
  October 25, 2002                                                                      1.76        50,000         49,939
Toronto-Dominion Holdings USA Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
Toyota Motor Credit Corp.(1)
  October 11, 2002                                                                      1.73        50,000         49,974
  October 17, 2002                                                                      1.72        50,000         49,959
Triple-A One Funding Corp.(1)
  October 7, 2002                                                                       1.74        60,000         59,980
  November 5, 2002                                                                      1.75        35,000         34,939
UBS Finance (Delaware) LLC
  October 7, 2002                                                                       1.75        50,000         49,983
  November 4, 2002                                                                      1.73        25,000         24,958
United Parcel Service Inc.
  October 4, 2002                                                                       1.72        50,000         49,990
  October 31, 2002                                                                      1.73        35,000         34,948
USAA Capital Corp.
  October 17, 2002                                                                      1.75        12,500         12,490
Vodafone Group PLC(1)
  October 9, 2002                                                                       1.77        50,000         49,978
Wal-Mart Stores Inc.(1)
  October 16, 2002                                                                      1.73        50,000         49,962
  October 22, 2002                                                                      1.75        20,000         19,979
  October 29, 2002                                                                      1.72        25,000         24,965
Wells Fargo & Co.
  October 9, 2002                                                                       1.73        50,000         49,978
  October 30, 2002                                                                      1.73        25,000         24,964
  November 1, 2002                                                                      1.72        50,000         49,924
Total commercial paper                                                                                          5,034,408

Federal agency discount notes  -  40.35%
Fannie Mae
  October 16, 2002                                                                      1.70       110,000        109,917
  October 17, 2002                                                                      1.69        50,000         49,960
  October 21, 2002                                                                      1.69        50,000         49,951
  October 23, 2002                                                                      1.69        50,000         49,946
  October 25, 2002                                                                      1.69       150,000        149,824
  October 28, 2002                                                                      1.68       188,700        188,454
  October 30, 2002                                                                      1.69        80,000         79,888
  October 31, 2002                                                                      1.68        75,000         74,892
  November 1, 2002                                                                      1.68       125,000        124,813
  November 6, 2002                                                                      1.69       134,700        134,467
  November 20, 2002                                                                     1.68        35,000         34,917
Federal Farm Credit Banks
  November 8, 2002                                                                      1.69        50,000         49,908
Federal Home Loan Banks
  October 2, 2002                                                                       1.70       149,675        149,661
  October 4, 2002                                                                       1.68        75,000         74,986
  October 9, 2002                                                                       1.70       125,000        124,947
  October 11, 2002                                                                      1.70       107,489        107,433
  October 16, 2002                                                                      1.69        42,300         42,268
  October 18, 2002                                                                      1.66       130,000        129,892
  October 23, 2002                                                                      1.69        61,700         61,633
  October 25, 2002                                                                      1.68       125,000        124,841
  October 28, 2002                                                                      1.68         4,800          4,794
  October 30, 2002                                                                      1.69        19,300         19,273
  November 6, 2002                                                                      1.67        32,000         31,945
  November 13, 2002                                                                     1.69        10,835         10,813
Freddie Mac
  October 1, 2002                                                                       1.65       160,000        159,993
  October 2, 2002                                                                       1.67        60,000         59,994
  October 8, 2002                                                                       1.66        80,000         79,971
  October 15, 2002                                                                      1.68       100,000         99,930
  October 22, 2002                                                                      1.69       245,000        244,748
  October 29, 2002                                                                      1.70       114,950        114,792
  November 5, 2002                                                                      1.71       179,000        178,695
  November 12, 2002                                                                     1.70       186,445        186,067
  November 18, 2002                                                                     1.68        50,000         49,886
  November 19, 2002                                                                     1.69       125,000        124,707
  November 25, 2002                                                                     1.69        46,777         46,654
Sallie Mae(2)
  December 19, 2002                                                                     1.78        25,000         24,999
Tennessee Valley Authority
  October 10, 2002                                                                      1.65        60,000         59,972
  November 14, 2002                                                                     1.67        50,000         49,896
  November 25, 2002                                                                     1.67        50,000         49,870
Total federal agency discount notes                                                                             3,509,597

U.S. Treasuries  -  0.57%
 U.S. Treasury Bills
  October 3, 2002                                                                       1.71        50,000         49,993


Total investment securities (cost: $8,644,013,000)                                                              8,643,998
Excess of cash and receivables over payables                                                                       53,758

Net assets                                                                                                     $8,697,756

(1) Restricted securities that can be resold only to institutional investors.
    In practice, these securities are as liquid as unrestricted securities in the portfolio.
(2) Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements



Cash Management Trust of America
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
Investment securities at market (cost: $8,644,013)                                                                     $8,643,998
Cash                                                                                                                        1,937
Receivables for:
Sales of fund's shares                                                                        $117,829
Interest                                                                                           232                    118,061
Other                                                                                                                           4
                                                                                                                        8,764,000
Liabilities:
Payables for:
Repurchases of fund's shares                                                                    61,474
Dividends on fund's shares                                                                         262
Investment advisory services                                                                     1,913
Services provided by affiliates                                                                  2,566
Deferred Trustees' compensation                                                                     17
Other fees and expenses                                                                             12                     66,244
Net assets at September 30, 2002                                                                                       $8,697,756

Net assets consist of:
Capital paid in on shares of beneficial interest                                                                       $8,697,791
Distributions in excess of net investment income                                                                              (20)
Net unrealized depreciation                                                                                                   (15)
Net assets at September 30, 2002                                                                                       $8,697,756

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                              Net assets            Shares outstanding  Net asset value per share

Class A                                                       $8,305,294                     8,305,329                      $1.00
Class B                                                          158,115                       158,115                       1.00
Class C                                                           99,575                        99,575                       1.00
Class F                                                           10,376                        10,376                       1.00
Class 529-A                                                       34,295                        34,295                       1.00
Class 529-B                                                          363                           363                       1.00
Class 529-C                                                          988                           988                       1.00
Class 529-E                                                        1,367                         1,367                       1.00
Class 529-F                                                            1                             1                       1.00
Class R-1                                                            955                           955                       1.00
Class R-2                                                         22,458                        22,458                       1.00
Class R-3                                                         14,804                        14,804                       1.00
Class R-4                                                            501                           501                       1.00
Class R-5                                                         48,664                        48,664                       1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2002
(dollars in thousands)
Investment income:
Income:
Interest                                                                                                                  $139,398

Fees and expenses:
Investment advisory services                                                                   $20,307
Distribution services                                                                            6,135
Transfer agent services                                                                         12,861
Administrative services                                                                            158
Reports to shareholders                                                                            241
Registration statement and prospectus                                                              964
Postage, stationery and supplies                                                                 2,297
Trustees' compensation                                                                              53
Auditing and legal                                                                                  60
Custodian                                                                                          324
State and local taxes                                                                               82
Other                                                                                                3
Total expenses before reimbursement                                                             43,485
Reimbursement of expenses                                                                           19                     43,466
Net investment income                                                                                                      95,932

Net unrealized appreciation on investments                                                                                     14

Net increase in net assets resulting from operations                                                                      $95,946




See Notes to Financial Statements

Notes to financial statements



1. Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                       charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class            None                     None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         Security valuation -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends to shareholders -Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2002, the cost of investment securities for federal income tax purposes was $8,644,013,000.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income
                                                                                                                 $256
Gross unrealized depreciation on investment securities
                                                                                                                 (15)

The tax character of distributions paid from ordinary income was as follows (dollars in thousands):


                 Year ended September 30, 2002         Year ended September 30, 2001

Class A                               $ 95,143                             $ 275,386
Class B                                    312                                   337
Class C(1)                                 102                                    26
Class F(1)                                  50                                    43
Class 529-A(2)                             108                                     -
Class 529-B(2)                              -*                                     -
Class 529-C(2)                              -*                                     -
Class 529-E(2)                               2                                     -
Class 529-F(2)                              -*                                     -
Class R-1(3)                                -*                                     -
Class R-2(3)                                 9                                     -
Class R-3(3)                                 9                                     -
Class R-4(3)                                 1                                     -
Class R-5(3)                               216                                     -
Total                                 $ 95,952                             $ 275,792

*Amount less than one thousand.
(1) Class C and Class F shares were offered beginning March 15, 2001.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.



3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.280% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for Class A, Class 529-A, Class B and Class 529-B shares and 0.25% for all other share classes) of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees paid by CRMC were $6,000. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative service fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

         ----------------------------------------------------------------------
           Share class     Distribution    Transfer agent    Administrative
                             services         services          services
         ----------------------------------------------------------------------
             Class A          $5,197          $12,752        Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class B            567              109         Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class C            324                                $75





                                              Included
                                                 in
                                           administrative
                                              services
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
             Class F            11                                  10
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-A          -*                                  26
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-B           1                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-C           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-E           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-F           -                                  -
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-1            1                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-2           24                                  17
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-3            6                                  5
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-4           -*                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-5     Not applicable                            22
         ----------------------------------------------------------------------
         * Amount less than one thousand.

         Due to continue volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2002, the total fees paid by CRMC for Class B, Class C, Class 529-B, Class 529-C and Class R-1 were $13,000.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

 4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2002
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares

Class A                         $ 17,401,893    17,401,893        $ 89,814      89,814    $ (16,261,629)    (16,261,629)
Class B                              201,666       201,666             280         280          (90,127)        (90,127)
Class C                              353,232       353,232              83          83         (267,076)       (267,076)
Class F                               52,594        52,594              26          26          (45,650)        (45,650)
Class 529-A(2)                        47,559        47,559             105         105          (13,369)        (13,369)
Class 529-B(2)                           374           374              -*          -*              (11)            (11)
Class 529-C(2)                         1,034         1,034               1           1              (47)            (47)
Class 529-E(2)                         1,560         1,560               2           2             (195)           (195)
Class 529-F(2)                             1             1              -*          -*                -               -
Class R-1(3)                           1,864         1,864              -*          -*             (909)           (909)
Class R-2(3)                          57,697        57,697               7           7          (35,246)        (35,246)
Class R-3(3)                          23,460        23,460               7           7           (8,663)         (8,663)
Class R-4(3)                             674           674               1           1             (174)           (174)
Class R-5(3)                          60,080        60,080             209         209          (11,625)        (11,625)
Total net increase
   (decrease) in fund           $ 18,203,688    18,203,688        $ 90,535      90,535    $ (16,734,721)    (16,734,721)



                                Net increase
                                      Amount        Shares

Class A                          $ 1,230,078     1,230,078
Class B                              111,819       111,819
Class C                               86,239        86,239
Class F                                6,970         6,970
Class 529-A(2)                        34,295        34,295
Class 529-B(2)                           363           363
Class 529-C(2)                           988           988
Class 529-E(2)                         1,367         1,367
Class 529-F(2)                             1             1
Class R-1(3)                             955           955
Class R-2(3)                          22,458        22,458
Class R-3(3)                          14,804        14,804
Class R-4(3)                             501           501
Class R-5(3)                          48,664        48,664
Total net increase
   (decrease) in fund            $ 1,559,502     1,559,502





Year ended September 30, 2001
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares
Class A                         $ 15,815,836    15,815,836       $ 255,149     255,149    $ (14,412,914)    (14,412,914)
Class B                               70,259        70,259             297         297          (25,057)        (25,057)
Class C(4)                            28,020        28,020              21          21          (14,705)        (14,705)
Class F(4)                            43,283        43,283               3           3          (39,880)        (39,880)
Total net increase
   (decrease) in fund           $ 15,957,398    15,957,398       $ 255,470     255,470    $ (14,492,556)    (14,492,556)


                                Net increase
                                      Amount        Shares

Class A                          $ 1,658,071     1,658,071
Class B                               45,499        45,499
Class C(4)                            13,336        13,336
Class F(4)                             3,406         3,406
Total net increase
   (decrease) in fund            $ 1,720,312     1,720,312



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $2,354,833,000, which represents 27.07% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, including maturities, of $60,852,574,000 and $59,478,809,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $324,000 includes $75,000 that was offset by this reduction, rather than paid in cash.










Financial Highlights (1)



                                     Net asset                    Dividends
                                        value,            Net      from net     Net asset                    Net assets,
                                     beginning     investment    investment    value, end        Total     end of period
                                     of period       income(2)       income     of period     return(4)     (in millions)

Class A:
Year ended 9/30/2002                     $1.00          $.013        ($.013)        $1.00        1.35%         $8,305
Year ended 9/30/2001                      1.00           .045         (.045)         1.00         4.63          7,075
Year ended 9/30/2000                      1.00           .055         (.055)         1.00         5.66          5,417
Year ended 9/30/1999                      1.00           .045         (.045)         1.00         4.59          5,863
Year ended 9/30/1998                      1.00           .050         (.050)         1.00         5.14          4,604
Class B:
Year ended 9/30/2002                      1.00           .005         (.005)         1.00          .53            158
Year ended 9/30/2001                      1.00           .037         (.037)         1.00         3.75             46
Period from 3/15/2000 to 9/30/2000        1.00           .027         (.027)         1.00         2.73              1
Class C:
Year ended 9/30/2002                      1.00           .004         (.004)         1.00          .40            100
Period from 3/16/2001 to 9/30/2001        1.00           .014         (.014)         1.00         1.40             13
Class F:
Year ended 9/30/2002                      1.00           .011         (.011)         1.00         1.13             10
Period from 3/26/2001 to 9/30/2001        1.00           .017         (.017)         1.00         1.71              4
Class 529-A:
Period from 2/15/2002 to 9/30/2002        1.00           .007         (.007)         1.00          .73             34
Class 529-B:
Period from 6/7/2002 to 9/30/2002         1.00           .001         (.001)         1.00          .09           - (5)
Class 529-C:
Period from 4/2/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .15              1
Class 529-E:
Period from 3/11/2002 to 9/30/2002        1.00           .004         (.004)         1.00          .39              1
Class 529-F:
Period from 9/16/2002 to 9/30/2002        1.00           - (3)         - (3)         1.00          .04           - (5)
Class R-1:
Period from 5/29/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .10              1
Class R-2:
Period from 5/21/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .11             23
Class R-3:
Period from 6/4/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .22             15
Class R-4:
Period from 6/27/2002 to 9/30/2002        1.00           .002         (.002)         1.00          .23              1
Class R-5:
Period from 5/15/2002 to 9/30/2002        1.00           .005         (.005)         1.00          .50             49



                                     Ratio of      Ratio of
                                     expenses    net income
                                     to average  to average
                                     net assets  net assets
Class A:
Year ended 9/30/2002                    .59%            1.33%
Year ended 9/30/2001                     .59            4.48
Year ended 9/30/2000                     .61            5.53
Year ended 9/30/1999                     .58            4.52
Year ended 9/30/1998                     .58            5.02
Class B:
Year ended 9/30/2002                    1.40(6)          .47
Year ended 9/30/2001                    1.41            3.01
Period from 3/15/2000 to 9/30/2000      1.43(7)         5.21   (7)
Class C:
Year ended 9/30/2002                    1.51(6)          .31
Period from 3/16/2001 to 9/30/2001      1.55(7)         2.05   (7)
Class F:
Year ended 9/30/2002                     .77            1.11
Period from 3/26/2001 to 9/30/2001       .80(7)         3.09   (7)
Class 529-A:
Period from 2/15/2002 to 9/30/2002       .60(7)         1.16   (7)
Class 529-B:
Period from 6/7/2002 to 9/30/2002        .47(6)          .08
Class 529-C:
Period from 4/2/2002 to 9/30/2002        .75(6)          .12
Class 529-E:
Period from 3/11/2002 to 9/30/2002      1.09(7)          .66   (7)
Class 529-F:
Period from 9/16/2002 to 9/30/2002       .03             .04
Class R-1:
Period from 5/29/2002 to 9/30/2002       .51(6)(8)       .09
Class R-2:
Period from 5/21/2002 to 9/30/2002       .52(8)          .11
Class R-3:
Period from 6/4/2002 to 9/30/2002        .34(8)          .22
Class R-4:
Period from 6/27/2002 to 9/30/2002       .19(8)          .27
Class R-5:
Period from 5/15/2002 to 9/30/2002       .16             .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Due to continued volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratios would have been 1.55% and ..79% for Class C and Class 529-C, respectively. Expense ratios for
Class B, Class 529-B and Class R-1 were not affected by payments made by CRMC.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.
Had CRMC not paid such fees, expense ratios would have been .71%, ..57%, .37% and .30% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.


Report of independent accountants

To the Board of Trustees and Shareholders of Cash Management Trust of America:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 1.5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[LOGO - American Funds(sm)]              The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Funds
 7    Investment Objectives, Strategies and Risks
 7    Management and Organization
 8    Purchase, Exchange and Sale of Shares
 9    Sales Charges
10    Individual Retirement Account (IRA) Rollovers
10    Plans of Distribution
11    Distributions and Taxes
12    Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The funds provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1
Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year. Past results are not an indication of future results.

CASH MANAGEMENT TRUST

[begin bar chart]
Calendar Year Total Returns for Class A Shares

92      3.14
93      2.53
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54

[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                1.53%  (quarter ended September 30, 2000)
LOWEST                                 0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.89%.

                                       2
                                                Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND

[begin chart]
Calendar Year Total Returns for Class A Shares

92     3.05
93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33

[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                1.38%  (quarter ended September 30, 2000)
LOWEST                                 0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.83%.

                                       3
Money Market Funds / Prospectus

The Investment Results Table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.



 INVESTMENT RESULTS TABLE
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                        ONE YEAR  FIVE YEARS  TEN YEARS  LIFETIME   7-DAY YIELD/1/
-----------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 CLASS A - BEGAN         3.54%      4.86%       4.40%     7.13%         1.33%
11/3/76
 U.S. TREASURY MONEY
FUND
 CLASS A - BEGAN         3.33%      4.38%       4.04%     4.14%         1.25%
2/1/91
 For current yield information, please call American FundsLine at 1-800-325-3590.



1 The 7-day yield is calculated by annualizing dividends paid by the funds during the last 7 days of the 2001 calendar year.

                                       4
                                                Money Market Funds / Prospectus

Fees and Expenses of the Funds

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases                none         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends     none         none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                            none         none
-------------------------------------------------------------------------------
 Redemption or exchange fees                              none         none
-------------------------------------------------------------------------------



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-----------------------------------------------------------------------
 CASH MANAGEMENT TRUST
-------------------------------------------------------------------------------
 Management Fees               0.28%   0.28%   0.28%   0.28%   0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.07%   1.00%   0.75%   0.50%   0.25%     none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.24%   0.24%   0.44%   0.30%   0.22%    0.17%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.59%   1.52%   1.47%   1.08%   0.75%    0.45%
 Expenses
-------------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND


-------------------------------------------------------------------------------
 Management Fees               0.30%   0.30%   0.30%   0.30%   0.30%    0.30%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.09%   1.00%   0.75%   0.50%   0.25%     none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.24%   0.25%   0.45%   0.31%   0.23%    0.18%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.63%   1.55%   1.50%   1.11%   0.78%    0.48%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the funds' expenses may be used to pay third parties (including affiliates of the funds' investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

                                       5
Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                           ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
-------------------------------------------------------------------------
 Class A                     $ 60       $189         $329       $  738
-------------------------------------------------------------------------
 R-1                         $155       $480         $829       $1,813
-------------------------------------------------------------------------
 R-2                         $150       $465         $803       $1,757
-------------------------------------------------------------------------
 R-3                         $110       $343         $595       $1,317
-------------------------------------------------------------------------
 R-4                         $ 77       $240         $417       $  930
-------------------------------------------------------------------------
 R-5                         $ 46       $144         $252       $  567
-------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND
-------------------------------------------------------------------------
 Class A                     $ 64       $202         $351       $  786
-------------------------------------------------------------------------
 R-1                         $158       $490         $845       $1,845
-------------------------------------------------------------------------
 R-2                         $153       $474         $818       $1,791
-------------------------------------------------------------------------
 R-3                         $113       $353         $612       $1,352
-------------------------------------------------------------------------
 R-4                         $ 80       $249         $433       $  966
-------------------------------------------------------------------------
 R-5                         $ 49       $154         $269       $  604
-------------------------------------------------------------------------



                                       6
                                                Money Market Funds / Prospectus

Investment Objectives, Strategies and Risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear earlier in the Annual Fund Operating Expenses Table.

                                       7
Money Market Funds / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                       8
                                                Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

Class A shares of Cash Management Trust and U.S. Treasury Money Fund are sold without an initial sales charge. However, if shares of either of these funds are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                       9
Money Market Funds / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3, and R-4 shares, respectively. For all share classes, a portion of these expenses (up to 0.15% for Class A shares and 0.25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                       10
                                                Money Market Funds / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the funds to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.

                                       11
Money Market Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.
CASH MANAGEMENT TRUST/1/



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002             $1.00      $.013      $(.013)        $1.00      1.35%      $8,305         .59 %         1.33%
Year ended 9/30/2001              1.00       .045       (.045)         1.00      4.63        7,075         .59           4.48
Year ended 9/30/2000              1.00       .055       (.055)         1.00      5.66        5,417         .61           5.53
Year ended 9/30/1999              1.00       .045       (.045)         1.00      4.59        5,863         .58           4.52
Year ended 9/30/1998              1.00       .050       (.050)         1.00      5.14        4,604         .58           5.02
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 5/29/2002 to          1.00       .001       (.001)         1.00       .10            1         .51/3/         .09
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to         1.00       .001       (.001)         1.00       .11           23         .52/3/         .11
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to          1.00       .002       (.002)         1.00       .22           15         .34/3/         .22
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/27/2002 to         1.00       .002       (.002)         1.00       .23            1         .19/3/         .27
9/30/2002
CLASS R-5:
 Period from 5/15/2002 to         1.00       .005       (.005)         1.00       .50           49         .16            .50
9/30/2002


                                                Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .71%, .57%, .37% and .30% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND/1/



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002             $1.00      $.013      $(.013)        $1.00      1.29%      $683           .63 %         1.27%
Year ended 9/30/2001              1.00       .042       (.042)         1.00      4.27        489           .66           4.12
Year ended 9/30/2000              1.00       .049       (.049)         1.00      5.01        369           .62           4.81
Year ended 9/30/1999              1.00       .039       (.039)         1.00      4.00        467           .59           3.95
Year ended 9/30/1998              1.00       .045       (.045)         1.00      4.63        356           .59           4.49
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 7/12/2002 to          1.00       .001       (.001)         1.00       .11          - /3/       .32/4/         .05
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 6/11/2002 to          1.00       .001       (.001)         1.00       .08          1           .44/4/         .08
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 8/16/2002 to          1.00       .001       (.001)         1.00       .07          -/3/        .13/4/         .07
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 8/2/2002 to           1.00       .002       (.002)         1.00       .17          -/3/        .12/4/         .15
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to          1.00       .005       (.005)         1.00       .47          4           .18            .46
9/30/2002




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Amount less than 1 million.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been higher by .20 percentage points, .04 percentage points, .07 percentage points and .21 percentage points for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. These expense ratio increases are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future. In addition, due to continued volatility in bond yields, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratios would have been higher by .02 percentage points for both Class R-1 and Class R-2. Expense ratios gross of all amounts paid by Capital Research and Management Company were .54%, .50%, .20% and .33% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively.
                                                Money Market Funds / Prospectus

[LOGO - American Funds(sm)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
         -HOUR INFORMATION        American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPMMF-010-0502/RRD                         Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International       Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams
    Secretary

[LOGO - American Funds(sm)]              The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Funds
 7    Investment Objectives, Strategies and Risks
 7    Management and Organization
 8    Purchase, Exchange and Sale of Shares
 9    Sales Charges
10    Individual Retirement Account (IRA) Rollovers
10    Plans of Distribution
11    Distributions and Taxes
12    Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The funds provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1
Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year. Past results are not an indication of future results.

CASH MANAGEMENT TRUST

[begin bar chart]
Calendar Year Total Returns for Class A Shares

92      3.14
93      2.53
94      3.67
95      5.50
96      4.93
97      5.11
98      5.05
99      4.68
00      5.92
01      3.54

[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                1.53%  (quarter ended September 30, 2000)
LOWEST                                 0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.89%.

                                       2
                                                Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND

[begin chart]
Calendar Year Total Returns for Class A Shares

92     3.05
93     2.48
94     3.36
95     5.03
96     4.59
97     4.75
98     4.44
99     4.11
00     5.29
01     3.33

[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                1.38%  (quarter ended September 30, 2000)
LOWEST                                 0.45%  (quarter ended December 31, 2001)


The total return for the nine months ended September 30, 2002 was 0.83%.

                                       3
Money Market Funds / Prospectus

The Investment Results Table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.



 INVESTMENT RESULTS TABLE
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                        ONE YEAR  FIVE YEARS  TEN YEARS  LIFETIME   7-DAY YIELD/1/
-----------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 CLASS A - BEGAN         3.54%      4.86%       4.40%     7.13%         1.33%
11/3/76
 U.S. TREASURY MONEY
FUND
 CLASS A - BEGAN         3.33%      4.38%       4.04%     4.14%         1.25%
2/1/91
 For current yield information, please call American FundsLine at 1-800-325-3590.



1 The 7-day yield is calculated by annualizing dividends paid by the funds during the last 7 days of the 2001 calendar year.

                                       4
                                                Money Market Funds / Prospectus

Fees and Expenses of the Funds

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases                none         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends     none         none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                            none         none
-------------------------------------------------------------------------------
 Redemption or exchange fees                              none         none
-------------------------------------------------------------------------------



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-----------------------------------------------------------------------
 CASH MANAGEMENT TRUST
-------------------------------------------------------------------------------
 Management Fees               0.28%   0.28%   0.28%   0.28%   0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.07%   1.00%   0.75%   0.50%   0.25%     none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.24%   0.24%   0.44%   0.30%   0.22%    0.17%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.59%   1.52%   1.47%   1.08%   0.75%    0.45%
 Expenses
-------------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND


-------------------------------------------------------------------------------
 Management Fees               0.30%   0.30%   0.30%   0.30%   0.30%    0.30%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.09%   1.00%   0.75%   0.50%   0.25%     none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.24%   0.25%   0.45%   0.31%   0.23%    0.18%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   0.63%   1.55%   1.50%   1.11%   0.78%    0.48%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the funds' expenses may be used to pay third parties (including affiliates of the funds' investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

                                       5
Money Market Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                           ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
-------------------------------------------------------------------------
 Class A                     $ 60       $189         $329       $  738
-------------------------------------------------------------------------
 R-1                         $155       $480         $829       $1,813
-------------------------------------------------------------------------
 R-2                         $150       $465         $803       $1,757
-------------------------------------------------------------------------
 R-3                         $110       $343         $595       $1,317
-------------------------------------------------------------------------
 R-4                         $ 77       $240         $417       $  930
-------------------------------------------------------------------------
 R-5                         $ 46       $144         $252       $  567
-------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND
-------------------------------------------------------------------------
 Class A                     $ 64       $202         $351       $  786
-------------------------------------------------------------------------
 R-1                         $158       $490         $845       $1,845
-------------------------------------------------------------------------
 R-2                         $153       $474         $818       $1,791
-------------------------------------------------------------------------
 R-3                         $113       $353         $612       $1,352
-------------------------------------------------------------------------
 R-4                         $ 80       $249         $433       $  966
-------------------------------------------------------------------------
 R-5                         $ 49       $154         $269       $  604
-------------------------------------------------------------------------



                                       6
                                                Money Market Funds / Prospectus

Investment Objectives, Strategies and Risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear earlier in the Annual Fund Operating Expenses Table.

                                       7
Money Market Funds / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                       8
                                                Money Market Funds / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

Class A shares of Cash Management Trust and U.S. Treasury Money Fund are sold without an initial sales charge. However, if shares of either of these funds are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                       9
Money Market Funds / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3, and R-4 shares, respectively. For all share classes, a portion of these expenses (up to 0.15% for Class A shares and 0.25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                       10
                                                Money Market Funds / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the funds to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.

                                       11
Money Market Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.
CASH MANAGEMENT TRUST/1/



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002             $1.00      $.013      $(.013)        $1.00      1.35%      $8,305         .59 %         1.33%
Year ended 9/30/2001              1.00       .045       (.045)         1.00      4.63        7,075         .59           4.48
Year ended 9/30/2000              1.00       .055       (.055)         1.00      5.66        5,417         .61           5.53
Year ended 9/30/1999              1.00       .045       (.045)         1.00      4.59        5,863         .58           4.52
Year ended 9/30/1998              1.00       .050       (.050)         1.00      5.14        4,604         .58           5.02
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 5/29/2002 to          1.00       .001       (.001)         1.00       .10            1         .51/3/         .09
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to         1.00       .001       (.001)         1.00       .11           23         .52/3/         .11
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 6/4/2002 to          1.00       .002       (.002)         1.00       .22           15         .34/3/         .22
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/27/2002 to         1.00       .002       (.002)         1.00       .23            1         .19/3/         .27
9/30/2002
CLASS R-5:
 Period from 5/15/2002 to         1.00       .005       (.005)         1.00       .50           49         .16            .50
9/30/2002


                                                Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .71%, .57%, .37% and .30% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND/1/



                               Net asset              Dividends                           Net assets,    Ratio of     Ratio of net
                                value,       Net      (from net     Net asset               end of      expenses to    income to
                               beginning  investment  investment  value, end of  Total      period      average net   average net
                               of period  income/2/    income)       period      return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002             $1.00      $.013      $(.013)        $1.00      1.29%      $683           .63 %         1.27%
Year ended 9/30/2001              1.00       .042       (.042)         1.00      4.27        489           .66           4.12
Year ended 9/30/2000              1.00       .049       (.049)         1.00      5.01        369           .62           4.81
Year ended 9/30/1999              1.00       .039       (.039)         1.00      4.00        467           .59           3.95
Year ended 9/30/1998              1.00       .045       (.045)         1.00      4.63        356           .59           4.49
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 7/12/2002 to          1.00       .001       (.001)         1.00       .11          - /3/       .32/4/         .05
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 6/11/2002 to          1.00       .001       (.001)         1.00       .08          1           .44/4/         .08
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 8/16/2002 to          1.00       .001       (.001)         1.00       .07          -/3/        .13/4/         .07
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 8/2/2002 to           1.00       .002       (.002)         1.00       .17          -/3/        .12/4/         .15
9/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to          1.00       .005       (.005)         1.00       .47          4           .18            .46
9/30/2002




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Amount less than 1 million.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been higher by .20 percentage points, .04 percentage points, .07 percentage points and .21 percentage points for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. These expense ratio increases are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future. In addition, due to continued volatility in bond yields, Capital Research and Management Company voluntarily agreed to pay a portion of the class-specific fees and expenses. Had Capital Research and Management Company not paid such fees and expenses, expense ratios would have been higher by .02 percentage points for both Class R-1 and Class R-2. Expense ratios gross of all amounts paid by Capital Research and Management Company were .54%, .50%, .20% and .33% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively.
                                                Money Market Funds / Prospectus

[LOGO - American Funds(sm)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
         -HOUR INFORMATION        American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPMMF-010-0502/RRD                         Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International       Capital Guardian        Capital Bank and Trust

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                December 1, 2002

This document is not a prospectus but should be read in conjunction with the current Retirement Plan prospectus of The Cash Management Trust of America ("CMTA") and The U.S. Treasury Money Fund of America ("CTRS") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       28
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Shareholder Account Services and Privileges . . . . . . . . . . . .       32
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       32
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       34
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements



                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 90 days or less.

                      *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


INVESTMENT POLICIES - CMTA may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type CMTA may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., IBCA Limited and IBCA Inc.
 Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase.
 Neither event requires the elimination of such securities from the fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two

                          Money Market Funds - Page 2
rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be comparable quality to those rated in the highest category, will be limited to 5% of the fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA to invest only in instruments rated in the highest short-term rating categories by Moody's and S&P or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with the U.S. government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal

                          Money Market Funds - Page 3

Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Moody's or by S&P. See the Appendix for a description of high-quality ratings by Moody's and S&P.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA
---------------------------------------

LOANS OF PORTFOLIO SECURITIES - Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with each fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although CTRS has no current intention of doing so during the next 12 months, the fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE CASH MANAGEMENT TRUST OF AMERICA AND THE U.S. TREASURY MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (1) commercial paper (notes issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)),
(2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit

                          Money Market Funds - Page 4
and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S., they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes, and bonds.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


PUT SECURITIES - CMTA may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The fund may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The fund will enter into these transactions only with issuers, banks, or broker-dealers that are determined by the Investment Adviser to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the fund might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the fund may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, under the Investment Company Act of 1940, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until each fund is entitled to repayment or repurchase of the security. CMTA and CTRS currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less and 90 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a funds agree to purchase such securities, they assume the risk of any decline in value of the security beginning on the date of the agreement. When a funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

                          Money Market Funds - Page 5

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than if they were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

                          Money Market Funds - Page 6

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act. For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

                          Money Market Funds - Page 7

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

                          Money Market Funds - Page 8

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.


For purposes of Investment Restriction #14 the fund may invest more than 5% of its total assets in the securities of any issuer only to the extent allowed under rule 2a-7 of the 1940 Act.


For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.

                          Money Market Funds - Page 9

                            MANAGEMENT OF THE FUNDS



                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/            PAST 5 YEARS              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate director and author;           14            Carnival Corporation
 Jr.                                                former United States
 Age: 68                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight Ridder,
                                                    Inc.; former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1976         Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and Chief Executive                          IHOP Corporation;
 Age: 69                                            Officer, The Mission Group                             Southwest Water
                                                    (non-utility holding company                           Company;
                                                    subsidiary of Southern                                 Valero L.P.
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         CEO and President, The Earth             12            Allegheny Technologies;
 Age: 54                                            Technology Corporation                                 BF Goodrich;
                                                    (international consulting                              Teledyne Technologies
                                                    engineering)
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989         Managing Director, Senior                16            None
 Age: 67                                            Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994         President, Fuller Consulting             13            None
 Age: 56                                            (financial management
                                                    consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman and CEO, AECOM                  13            Southwest Water Company
 Age: 68                                            Technology Corporation
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         Principal, The Sanchez Family            12            None
 Age: 59                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------

BOARDS OF TRUSTEES AND OFFICERS


                          Money Market Funds - Page 10

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUNDS      OF THE FUNDS/1/           OF THE FUNDS              TRUSTEE SERVES       BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee       1996             President (retired), The                 7            None
 Age: 66                                             Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President,    CMTA: 1976       Senior Vice President and               12            None
 Goldstine            PEO           CTRS: 1991       Director, Capital Research
 Age: 72              and                            and Management Company
                      Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman      CMTA: 1985       Executive Vice President and            17            None
 Jr.                  of the        CTRS: 1990       Director, Capital Research
 Age: 53              Board and                      and Management Company;
                      Trustee                        Director, American Funds
                                                     Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 11

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                              WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
     NAME AND AGE              FUNDS            OF THE FUNDS/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
------------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook            Vice President            1991           Senior Vice President - Investment Management Group,
 Age: 50                                                            Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer         Vice President            1994           Vice President and Secretary, Capital Research and Management
 Age: 47                                                            Company; Secretary, American Funds Distributors, Inc.*;
                                                                    Director, Capital Bank and Trust Company*
------------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall               Assistant               1999           Vice President - Investment Management Group, Capital Research
 Age: 37                   Vice President                           and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary             CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 54                                           CTRS: 1991       Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman           Treasurer               2000           Vice President - Fund Business Management Group,
 Age: 32                                                            Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick         Assistant               1994           Assistant Vice President - Fund Business Management Group,
 Age: 38                     Secretary                              Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,           Assistant               1993           Vice President - Fund Business Management Group,
 Jr.                         Treasurer                              Capital Research and Management Company
 Age: 40
------------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                          Money Market Funds - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                 BY TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000            Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 H. Frederick Christie     CMTA: $10,001 - $50,000          Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               CMTA: $1 - $10,000             Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Leonard R. Fuller         CMTA: $10,001 - $50,000       $50,001 - $100,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000             Over $100,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000            Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000            Over $100,000
                            CTRS: Over $100,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000            Over $100,000
                          CTRS: $50,001 - $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $6,500 for CMTA and $1,500 for CTRS to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended; $2,520 per Contracts Committee meeting attended; and $1,000 per Audit and Nominating Committee meeting attended. Certain of the funds' Trustees may also serve as Committee members for other American Funds whose

                          Money Market Funds - Page 13

Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser.




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE FUNDS             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,            $7,755/3  /CMTA                     $102,760/3/
 Jr.                           3,175/3/  CTRS
------------------------------------------------------------------------------------------
 H. Frederick                  7,755  CMTA                         229,260
 Christie                      3,175  CTRS
------------------------------------------------------------------------------------------
 Diane C. Creel                7,423  CMTA                          56,725
                                  2,843  CTRS
------------------------------------------------------------------------------------------
 Martin Fenton                 7,423/3/  CMTA                      203,725/3/
                               2,843/3/  CTRS
------------------------------------------------------------------------------------------
 Leonard R. Fuller             7,755  CMTA                         119,843
                               3,175  CTRS
------------------------------------------------------------------------------------------
 Richard G. Newman             7,423  CMTA                         135,225
                               2,843  CTRS
------------------------------------------------------------------------------------------
 Frank M. Sanchez              7,423/  /CMTA                        56,725
                               2,843  CTRS
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/ 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: Richard G. Capen ($11,515 - CMTA and $4,992 - CTRS) and Martin Fenton ($5,115 - CMTA and $1,124
  - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of November 1, 2002, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

                          Money Market Funds - Page 14

                  FUND ORGANIZATION AND THE BOARD OF TRUSTEES

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976 and CTRS on December 19, 1990).


Massachusetts common law provides that a Trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a Trustee in accordance with that fiduciary duty. Generally, a Trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


CMTA has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. CTRS has the following classes of shares: A, R-1, R-2, R-3, R-4 and R-5. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in each fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of each fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. CMTA's B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The funds have an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee oversees the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent accountants and the full Board of Trustees. Two Audit Committee meetings were held during the 2002 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of

                          Money Market Funds - Page 15
the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between each fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement,principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the funds, c/o the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2003, unless sooner terminated, and the CTRS Agreement will continue in effect until October 1,

2003, unless sooner terminated. Each Agreement   may be renewed from year to
year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the funds, and
(ii) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as

                          Money Market Funds - Page 16
defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreements each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the funds, fees and expenses borne by the funds, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.


In reviewing the quality of services provided to the funds, the Committees noted that CMTA and CTRS each had positive investment results through 2001, through July 31, 2002 and in both the five- and ten-year periods through July 31, but lagged the results of many of their peers on a relative basis. The Committee recognized the trade-off for maintaining each fund's high credit quality standards could cause its investment results to lag in certain periods. Members of the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the funds, the Committees noted, among other things, that each fund's advisory fees as a percentage of its average net assets over various periods were highly favorable in relation to its peer group. It was observed that there was some growth in transfer agency expenses for 2001 in some funds, in large part due to an increase in the number of shareholder transactions. The Committees also discussed steps taken by the Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

                          Money Market Funds - Page 17

Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     CMTA: 0.32% on the first $1 billion of average daily net assets; plus 0.29% on average daily net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average daily net assets; plus 0.285% on average daily net assets in excess of $800 million.

The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for
----
any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.


CTRS The Investment Adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the funds' management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001, and 2000, the Investment Adviser received advisory fees as follows:


                                   2002               2001                2000
--------------------------------------------------------------------------------------
           CMTA                 $20,307,000        $17,312,000         $16,005,000
--------------------------------------------------------------------------------------
           CTRS                   1,572,000          1,208,000           1,296,000
--------------------------------------------------------------------------------------



                          Money Market Funds - Page 18

ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the funds and the Investment Adviser relating to the funds' R share classes will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the funds may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the funds. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the funds. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the funds' R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser has agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees absorbed by the Investment Adviser were $6,000 and $398 for CMTA and CTRS, respectively.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the funds' applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.

                          Money Market Funds - Page 19

During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                   $ 1,000 CMTA
                                                                    28 CTRS
-----------------------------------------------------------------------------------------
                   CLASS R-2                                    17,000 CMTA
                                                                 1,000 CTRS
-----------------------------------------------------------------------------------------
                   CLASS R-3                                     5,000 CMTA
                                                                    92 CTRS
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       397 CMTA
                                                                    29 CTRS
-----------------------------------------------------------------------------------------
                   CLASS R-5                                    22,000 CMTA
                                                                 1,000 CTRS
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include: shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the funds are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.15% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares,

                          Money Market Funds - Page 20

1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

                          Money Market Funds - Page 21

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A               $5,197,000 CMTA             $540,000 CMTA
                                 472,000 CTRS               51,000 CTRS
------------------------------------------------------------------------------
       CLASS R-1                   1,000 CMTA                  486 CMTA
                                     113 CTRS                  113 CTRS
------------------------------------------------------------------------------
       CLASS R-2                  24,000 CMTA               12,000 CMTA
                                   1,000 CTRS                1,000 CTRS
------------------------------------------------------------------------------
       CLASS R-3                   6,000 CMTA                3,000 CMTA
                                      56 CTRS                   54 CTRS
------------------------------------------------------------------------------
       CLASS R-4                     163 CMTA                   75 CMTA
                                       5 CTRS                    5 CTRS
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

The following information may or may not apply to you depending on whether you hold fund shares on a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds of the same class. Dividends and capital gains distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a

                          Money Market Funds - Page 22
shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

STATE TAXES - Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital

                          Money Market Funds - Page 23
gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the funds' prospectus and statement of additional information) authorized to sell the funds' shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUNDS AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the funds generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the funds may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays

                          Money Market Funds - Page 24
relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.
 Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                          Money Market Funds - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment

                          Money Market Funds - Page 26
process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

                          Money Market Funds - Page 27

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in

                          Money Market Funds - Page 28
     cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

                          Money Market Funds - Page 29

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to

                          Money Market Funds - Page 30
the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current

                          Money Market Funds - Page 31
market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the

                          Money Market Funds - Page 32

Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $12,752,000 and $831,000, by CMTA and CTRS for Class A shares, respectively, for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the funds' independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds, and for Trustees who are not interested persons (as defined under the 1940 Act) of the funds. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' Investment Adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the funds, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

                          Money Market Funds - Page 33

PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where each fund was organized and California where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365//\\7\\)

     Effective yield* = ([1 + (net change in account value) /1//\\7\\]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2002 are calculated as follows:

                          Money Market Funds - Page 34

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2002: $1.0002215

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:          $1.0002215

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002215

     Seven-day yield  =  (0.0002215 X 365/7) = 1.15%

     Effective yield  =  ([1 + (0.0002215) /1//\\7\\]/365/) - 1  =  1.16%


CTRS Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2002 are calculated as follows:

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2002: $1.0002110

     *Value includes additional shares acquired with dividends paid on the original share.

                          Money Market Funds - Page 35

CALCULATION:

          Ending account value:          $1.0002110

          Less beginning account value:  $1.0000000

          Net change in account value:   $0.0002110

     Seven-day yield  =  (0.0002110 X 365/7) = 1.10%

     Effective yield  =  ([1 + (0.0002110)/1//\\7\\]/365/) - 1 = 1.11%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 470.7% (for the period 11/3/76 through 9/30/02) and the lifetime return of CTRS was 56.9% (for the period 2/1/91 through 9/30/02).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

                          Money Market Funds - Page 36

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. employs the designations "Prime-1," "Prime-2"
-------------------------------
and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S CORPORATION ratings of commercial paper are graded into four
-----------------------------
categories ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by

                          Money Market Funds - Page 37
a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."

                          Money Market Funds - Page 38

AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

                          Money Market Funds - Page 39

The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                                  Note Ratings

S&P: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

                          Money Market Funds - Page 40

The Cash Management Trust of America
Investment portfolio, September 30, 2002



                                                                                                 Principal         Market
                                                                                    Yield at        amount          value
                                                                                 acquisition          (000)          (000)


Certificates of deposit  -  0.58%
Svenska Handelsbanken
  October 11, 2002                                                                     1.69%   $    50,000    $    50,000

Commercial paper  -  57.88%
Abbey National North America LLC
  November 12, 2002                                                                     1.76        50,000         49,895
  November 13, 2002                                                                     1.75        25,000         24,947
Abbott Laboratories Inc. (1)
  October 2, 2002                                                                       1.67        20,529         20,527
  October 4, 2002                                                                       1.67        20,000         19,996
  November 15, 2002                                                                     1.74        30,000         29,934
ABN AMRO North America Finance Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
AEGON Funding Corp.(1)
  October 15, 2002                                                                      1.75        25,000         24,982
American Express Credit Corp.
  October 7, 2002                                                                       1.74        65,000         64,978
  November 4, 2002                                                                      1.74        35,000         34,941
  November 15, 2002                                                                     1.73        40,000         39,912
American General Finance Corp.
  October 21, 2002                                                                      1.75        50,000         49,949
  October 23, 2002                                                                      1.75        50,000         49,944
American Honda Finance Corp.
  October 18, 2002                                                                      1.72        25,000         24,979
  October 25, 2002                                                                      1.72        35,000         34,958
  November 13, 2002                                                                     1.73        40,000         39,916
Archer Daniels Midland Co.(1)
  October 16, 2002                                                                      1.75        50,000         49,961
Asset Securitization Cooperative Corp.(1)
  October 24, 2002                                                                      1.76        70,000         69,918
  October 29, 2002                                                                      1.76        25,000         24,965
Aventis S.A.(1)
  October 15, 2002                                                                      1.71        40,000         39,971
Bank of Ireland(1)
  November 8, 2002                                                                      1.75        50,000         49,905
Bank of Nova Scotia
  November 8, 2002                                                                      1.74        50,000         49,906
Barclays U.S. Funding Corp.
  October 18, 2002                                                                      1.70        50,000         49,957
BMW U.S. Capital Corp.
  October 21, 2002                                                                      1.77        25,000         24,974
  November 6, 2002                                                                      1.72        50,000         49,912
BNP Paribas Finance Inc.
  October 16, 2002                                                                      1.73        50,000         49,962
Canada Bills
  November 14, 2002                                                                     1.70        14,890         14,858
Canadian Imperial Holdings Inc.
  November 22, 2002                                                                     1.73        30,000         29,924
Canadian Wheat Board
  October 22, 2002                                                                      1.72        50,000         49,947
CBA (Delaware) Finance Inc.
  November 1, 2002                                                                      1.75        50,000         49,922
CDC Commercial Paper Corp.(1)
  October 24, 2002                                                                      1.74        50,000         49,942
ChevronTexaco Corp.
  October 10, 2002                                                                      1.74        75,000         74,964
Coca-Cola Co.
  October 9, 2002                                                                       1.67        32,200         32,187
  October 29, 2002                                                                      1.71        50,000         49,931
  November 5, 2002                                                                      1.70        50,000         49,915
Corporate Asset Funding Co. Inc.(1)
  October 3, 2002                                                                       1.68        50,000         49,993
  October 10, 2002                                                                      1.75        50,000         49,976
  October 16, 2002                                                                      1.73        30,000         29,977
Danske Corp.
  October 2, 2002                                                                       1.75        20,000         19,998
  October 15, 2002                                                                      1.70        50,000         49,965
  October 28, 2002                                                                      1.75        30,000         29,959
Dexia Delaware LLC
  October 21, 2002                                                                      1.73       100,000         99,899
Duke Energy Corp.
  October 8, 2002                                                                       1.75        35,000         34,986
DuPont (E.I.) De Nemours & Co.
  October 30, 2002                                                                      1.72        50,000         49,928
Edison Asset Securitization LLC(1)
  October 15, 2002                                                                      1.72        25,000         24,982
  October 18, 2002                                                                      1.73        47,500         47,459
  October 24, 2002                                                                      1.76        52,500         52,439
Eksportfinans ASA(1)
  October 18, 2002                                                                      1.75        50,000         49,956
Electricite de France
  November 15, 2002                                                                     1.74        30,000         29,934
Estee Lauder Companies Inc.(1)
  October 17, 2002                                                                      1.74        20,750         20,733
Executive Jet Inc.(1)
  October 8, 2002                                                                       1.70        40,000         39,985
  November 14, 2002                                                                     1.75        25,000         24,945
Exxon Asset Management Co.(1)
  October 24, 2002                                                                      1.74        40,000         39,954
FCAR Owner Trust I
  October 4, 2002                                                                       1.74        50,000         49,990
Gannett Co.(1)
  October 4, 2002                                                                       1.73        75,000         74,986
  November 8, 2002                                                                      1.73        50,000         49,906
General Dynamics Corp.(1)
  October 11, 2002                                                                      1.70        50,000         49,974
  October 23, 2002                                                                      1.73        20,670         20,647
Harley-Davidson Funding Corp. (1)
  October 2, 2002                                                                       1.71        10,000          9,999
  October 18, 2002                                                                      1.71         8,000          7,993
  October 25, 2002                                                                      1.75        10,000          9,988
Harvard University
  October 9, 2002                                                                       1.73        25,000         24,989
HBOS Treasury Services PLC
  October 23, 2002                                                                      1.77        50,000         49,943
  November 8, 2002                                                                      1.74        25,000         24,953
  November 19, 2002                                                                     1.76        50,000         49,878
Household Finance Corp.
  October 28, 2002                                                                      1.75        50,000         49,932
IBM Credit Corp.
  November 13, 2002                                                                     1.73        50,000         49,895
Johnson & Johnson(1)
  November 7, 2002                                                                      1.70        50,000         49,910
KFW International Finance Inc.
  October 10, 2002                                                                      1.71        50,000         49,976
  October 31, 2002                                                                      1.70        25,000         24,963
Kraft Foods Inc.
  October 8, 2002                                                                       1.78        40,000         39,984
Lilly (Eli) & Co.
  November 8, 2002                                                                      1.71        25,000         24,954
Medtronic Inc.(1)
  November 5, 2002                                                                      1.71        10,000          9,983
Merck & Co. Inc.
  October 18, 2002                                                                      1.73        25,000         24,978
  October 23, 2002                                                                      1.72        40,000         39,956
Minnesota Mining and Manufacturing Co.
  November 25, 2002                                                                     1.70        35,000         34,907
Mont Blanc Capital Corp.(1)
  October 8, 2002                                                                       1.71        30,000         29,989
  October 11, 2002                                                                      1.70        25,000         24,987
  November 5, 2002                                                                      1.75        50,000         49,913
  November 14, 2002                                                                     1.77        30,000         29,934
Motiva Enterprises LLC
  October 11, 2002                                                                      1.74        50,000         49,973
National Australia Funding (DE) Inc.
  October 1, 2002                                                                       1.74        75,000         74,996
National Bank of New Zealand International LTD (1)
  October 24, 2002                                                                      1.75        25,000         24,971
  November 26, 2002                                                                     1.73        15,000         14,959
Nestle Capital Corp.(1)
  November 7, 2002                                                                      1.72        50,000         49,909
  November 13, 2002                                                                     1.73        50,000         49,894
New Center Asset Trust
  October 3, 2002                                                                       1.74        50,000         49,993
Park Avenue Receivables Corp.(1)
  October 4, 2002                                                                       1.71        15,000         14,997
  October 7, 2002                                                                       1.75        35,000         34,988
  October 11, 2002                                                                      1.74        43,700         43,677
  October 16, 2002                                                                      1.76        35,000         34,973
Pfizer Inc(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 24, 2002                                                                      1.73        25,000         24,971
  November 1, 2002                                                                      1.73        41,000         40,937
  November 8, 2002                                                                      1.74        20,000         19,962
Private Export Funding Corp.(1)
  October 17, 2002                                                                      1.72        25,000         24,980
Procter & Gamble Co.(1)
  October 17, 2002                                                                      1.72        50,000         49,959
  October 24, 2002                                                                      1.72        25,000         24,971
Receivables Capital Corp.(1)
  October 17, 2002                                                                      1.77        35,500         35,470
  November 7, 2002                                                                      1.77        64,500         64,380
  November 22, 2002                                                                     1.76        25,000         24,935
Rio Tinto America Inc.(1)
  October 8, 2002                                                                       1.70        24,573         24,564
  October 29, 2002                                                                      1.75        28,045         28,005
SBC International Inc.(1)
  October 17, 2002                                                                      1.73        30,000         29,975
Schering Corp.
  November 12, 2002                                                                     1.71        50,000         49,898
Schlumberger Technology Corp.(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 17, 2002                                                                      1.73        15,000         14,988
  October 18, 2002                                                                      1.73        20,000         19,983
  November 6, 2002                                                                      1.75        25,000         24,955
Scripps (E.W.) Co.(1)
  October 9, 2002                                                                       1.74        15,000         14,993
Societe Generale N.A. Inc.
  October 3, 2002                                                                       1.73        35,000         34,995
  October 9, 2002                                                                       1.69        25,000         24,989
  October 15, 2002                                                                      1.70        50,000         49,965
Spintab AB (Swedmortgage)
  October 18, 2002                                                                      1.72        50,000         49,957
  November 7, 2002                                                                      1.75        28,000         27,948
Svenska Handelsbanken
  October 7, 2002                                                                       1.74        25,000         24,992
  October 25, 2002                                                                      1.76        50,000         49,939
Toronto-Dominion Holdings USA Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
Toyota Motor Credit Corp.(1)
  October 11, 2002                                                                      1.73        50,000         49,974
  October 17, 2002                                                                      1.72        50,000         49,959
Triple-A One Funding Corp.(1)
  October 7, 2002                                                                       1.74        60,000         59,980
  November 5, 2002                                                                      1.75        35,000         34,939
UBS Finance (Delaware) LLC
  October 7, 2002                                                                       1.75        50,000         49,983
  November 4, 2002                                                                      1.73        25,000         24,958
United Parcel Service Inc.
  October 4, 2002                                                                       1.72        50,000         49,990
  October 31, 2002                                                                      1.73        35,000         34,948
USAA Capital Corp.
  October 17, 2002                                                                      1.75        12,500         12,490
Vodafone Group PLC(1)
  October 9, 2002                                                                       1.77        50,000         49,978
Wal-Mart Stores Inc.(1)
  October 16, 2002                                                                      1.73        50,000         49,962
  October 22, 2002                                                                      1.75        20,000         19,979
  October 29, 2002                                                                      1.72        25,000         24,965
Wells Fargo & Co.
  October 9, 2002                                                                       1.73        50,000         49,978
  October 30, 2002                                                                      1.73        25,000         24,964
  November 1, 2002                                                                      1.72        50,000         49,924
Total commercial paper                                                                                          5,034,408

Federal agency discount notes  -  40.35%
Fannie Mae
  October 16, 2002                                                                      1.70       110,000        109,917
  October 17, 2002                                                                      1.69        50,000         49,960
  October 21, 2002                                                                      1.69        50,000         49,951
  October 23, 2002                                                                      1.69        50,000         49,946
  October 25, 2002                                                                      1.69       150,000        149,824
  October 28, 2002                                                                      1.68       188,700        188,454
  October 30, 2002                                                                      1.69        80,000         79,888
  October 31, 2002                                                                      1.68        75,000         74,892
  November 1, 2002                                                                      1.68       125,000        124,813
  November 6, 2002                                                                      1.69       134,700        134,467
  November 20, 2002                                                                     1.68        35,000         34,917
Federal Farm Credit Banks
  November 8, 2002                                                                      1.69        50,000         49,908
Federal Home Loan Banks
  October 2, 2002                                                                       1.70       149,675        149,661
  October 4, 2002                                                                       1.68        75,000         74,986
  October 9, 2002                                                                       1.70       125,000        124,947
  October 11, 2002                                                                      1.70       107,489        107,433
  October 16, 2002                                                                      1.69        42,300         42,268
  October 18, 2002                                                                      1.66       130,000        129,892
  October 23, 2002                                                                      1.69        61,700         61,633
  October 25, 2002                                                                      1.68       125,000        124,841
  October 28, 2002                                                                      1.68         4,800          4,794
  October 30, 2002                                                                      1.69        19,300         19,273
  November 6, 2002                                                                      1.67        32,000         31,945
  November 13, 2002                                                                     1.69        10,835         10,813
Freddie Mac
  October 1, 2002                                                                       1.65       160,000        159,993
  October 2, 2002                                                                       1.67        60,000         59,994
  October 8, 2002                                                                       1.66        80,000         79,971
  October 15, 2002                                                                      1.68       100,000         99,930
  October 22, 2002                                                                      1.69       245,000        244,748
  October 29, 2002                                                                      1.70       114,950        114,792
  November 5, 2002                                                                      1.71       179,000        178,695
  November 12, 2002                                                                     1.70       186,445        186,067
  November 18, 2002                                                                     1.68        50,000         49,886
  November 19, 2002                                                                     1.69       125,000        124,707
  November 25, 2002                                                                     1.69        46,777         46,654
Sallie Mae(2)
  December 19, 2002                                                                     1.78        25,000         24,999
Tennessee Valley Authority
  October 10, 2002                                                                      1.65        60,000         59,972
  November 14, 2002                                                                     1.67        50,000         49,896
  November 25, 2002                                                                     1.67        50,000         49,870
Total federal agency discount notes                                                                             3,509,597

U.S. Treasuries  -  0.57%
 U.S. Treasury Bills
  October 3, 2002                                                                       1.71        50,000         49,993


Total investment securities (cost: $8,644,013,000)                                                              8,643,998
Excess of cash and receivables over payables                                                                       53,758

Net assets                                                                                                     $8,697,756

(1) Restricted securities that can be resold only to institutional investors.
    In practice, these securities are as liquid as unrestricted securities in the portfolio.
(2) Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements



Cash Management Trust of America
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
Investment securities at market (cost: $8,644,013)                                                                     $8,643,998
Cash                                                                                                                        1,937
Receivables for:
Sales of fund's shares                                                                        $117,829
Interest                                                                                           232                    118,061
Other                                                                                                                           4
                                                                                                                        8,764,000
Liabilities:
Payables for:
Repurchases of fund's shares                                                                    61,474
Dividends on fund's shares                                                                         262
Investment advisory services                                                                     1,913
Services provided by affiliates                                                                  2,566
Deferred Trustees' compensation                                                                     17
Other fees and expenses                                                                             12                     66,244
Net assets at September 30, 2002                                                                                       $8,697,756

Net assets consist of:
Capital paid in on shares of beneficial interest                                                                       $8,697,791
Distributions in excess of net investment income                                                                              (20)
Net unrealized depreciation                                                                                                   (15)
Net assets at September 30, 2002                                                                                       $8,697,756

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                              Net assets            Shares outstanding  Net asset value per share

Class A                                                       $8,305,294                     8,305,329                      $1.00
Class B                                                          158,115                       158,115                       1.00
Class C                                                           99,575                        99,575                       1.00
Class F                                                           10,376                        10,376                       1.00
Class 529-A                                                       34,295                        34,295                       1.00
Class 529-B                                                          363                           363                       1.00
Class 529-C                                                          988                           988                       1.00
Class 529-E                                                        1,367                         1,367                       1.00
Class 529-F                                                            1                             1                       1.00
Class R-1                                                            955                           955                       1.00
Class R-2                                                         22,458                        22,458                       1.00
Class R-3                                                         14,804                        14,804                       1.00
Class R-4                                                            501                           501                       1.00
Class R-5                                                         48,664                        48,664                       1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2002
(dollars in thousands)
Investment income:
Income:
Interest                                                                                                                  $139,398

Fees and expenses:
Investment advisory services                                                                   $20,307
Distribution services                                                                            6,135
Transfer agent services                                                                         12,861
Administrative services                                                                            158
Reports to shareholders                                                                            241
Registration statement and prospectus                                                              964
Postage, stationery and supplies                                                                 2,297
Trustees' compensation                                                                              53
Auditing and legal                                                                                  60
Custodian                                                                                          324
State and local taxes                                                                               82
Other                                                                                                3
Total expenses before reimbursement                                                             43,485
Reimbursement of expenses                                                                           19                     43,466
Net investment income                                                                                                      95,932

Net unrealized appreciation on investments                                                                                     14

Net increase in net assets resulting from operations                                                                      $95,946




See Notes to Financial Statements

Notes to financial statements



1. Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                       charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class            None                     None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         Security valuation -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends to shareholders -Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2002, the cost of investment securities for federal income tax purposes was $8,644,013,000.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income
                                                                                                                 $256
Gross unrealized depreciation on investment securities
                                                                                                                 (15)

The tax character of distributions paid from ordinary income was as follows (dollars in thousands):


                 Year ended September 30, 2002         Year ended September 30, 2001

Class A                               $ 95,143                             $ 275,386
Class B                                    312                                   337
Class C(1)                                 102                                    26
Class F(1)                                  50                                    43
Class 529-A(2)                             108                                     -
Class 529-B(2)                              -*                                     -
Class 529-C(2)                              -*                                     -
Class 529-E(2)                               2                                     -
Class 529-F(2)                              -*                                     -
Class R-1(3)                                -*                                     -
Class R-2(3)                                 9                                     -
Class R-3(3)                                 9                                     -
Class R-4(3)                                 1                                     -
Class R-5(3)                               216                                     -
Total                                 $ 95,952                             $ 275,792

*Amount less than one thousand.
(1) Class C and Class F shares were offered beginning March 15, 2001.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.



3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.280% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for Class A, Class 529-A, Class B and Class 529-B shares and 0.25% for all other share classes) of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees paid by CRMC were $6,000. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative service fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

         ----------------------------------------------------------------------
           Share class     Distribution    Transfer agent    Administrative
                             services         services          services
         ----------------------------------------------------------------------
             Class A          $5,197          $12,752        Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class B            567              109         Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class C            324                                $75





                                              Included
                                                 in
                                           administrative
                                              services
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
             Class F            11                                  10
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-A          -*                                  26
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-B           1                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-C           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-E           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-F           -                                  -
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-1            1                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-2           24                                  17
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-3            6                                  5
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-4           -*                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-5     Not applicable                            22
         ----------------------------------------------------------------------
         * Amount less than one thousand.

         Due to continue volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2002, the total fees paid by CRMC for Class B, Class C, Class 529-B, Class 529-C and Class R-1 were $13,000.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

 4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2002
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares

Class A                         $ 17,401,893    17,401,893        $ 89,814      89,814    $ (16,261,629)    (16,261,629)
Class B                              201,666       201,666             280         280          (90,127)        (90,127)
Class C                              353,232       353,232              83          83         (267,076)       (267,076)
Class F                               52,594        52,594              26          26          (45,650)        (45,650)
Class 529-A(2)                        47,559        47,559             105         105          (13,369)        (13,369)
Class 529-B(2)                           374           374              -*          -*              (11)            (11)
Class 529-C(2)                         1,034         1,034               1           1              (47)            (47)
Class 529-E(2)                         1,560         1,560               2           2             (195)           (195)
Class 529-F(2)                             1             1              -*          -*                -               -
Class R-1(3)                           1,864         1,864              -*          -*             (909)           (909)
Class R-2(3)                          57,697        57,697               7           7          (35,246)        (35,246)
Class R-3(3)                          23,460        23,460               7           7           (8,663)         (8,663)
Class R-4(3)                             674           674               1           1             (174)           (174)
Class R-5(3)                          60,080        60,080             209         209          (11,625)        (11,625)
Total net increase
   (decrease) in fund           $ 18,203,688    18,203,688        $ 90,535      90,535    $ (16,734,721)    (16,734,721)



                                Net increase
                                      Amount        Shares

Class A                          $ 1,230,078     1,230,078
Class B                              111,819       111,819
Class C                               86,239        86,239
Class F                                6,970         6,970
Class 529-A(2)                        34,295        34,295
Class 529-B(2)                           363           363
Class 529-C(2)                           988           988
Class 529-E(2)                         1,367         1,367
Class 529-F(2)                             1             1
Class R-1(3)                             955           955
Class R-2(3)                          22,458        22,458
Class R-3(3)                          14,804        14,804
Class R-4(3)                             501           501
Class R-5(3)                          48,664        48,664
Total net increase
   (decrease) in fund            $ 1,559,502     1,559,502





Year ended September 30, 2001
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares
Class A                         $ 15,815,836    15,815,836       $ 255,149     255,149    $ (14,412,914)    (14,412,914)
Class B                               70,259        70,259             297         297          (25,057)        (25,057)
Class C(4)                            28,020        28,020              21          21          (14,705)        (14,705)
Class F(4)                            43,283        43,283               3           3          (39,880)        (39,880)
Total net increase
   (decrease) in fund           $ 15,957,398    15,957,398       $ 255,470     255,470    $ (14,492,556)    (14,492,556)


                                Net increase
                                      Amount        Shares

Class A                          $ 1,658,071     1,658,071
Class B                               45,499        45,499
Class C(4)                            13,336        13,336
Class F(4)                             3,406         3,406
Total net increase
   (decrease) in fund            $ 1,720,312     1,720,312



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $2,354,833,000, which represents 27.07% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, including maturities, of $60,852,574,000 and $59,478,809,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $324,000 includes $75,000 that was offset by this reduction, rather than paid in cash.










Financial Highlights (1)



                                     Net asset                    Dividends
                                        value,            Net      from net     Net asset                    Net assets,
                                     beginning     investment    investment    value, end        Total     end of period
                                     of period       income(2)       income     of period     return(4)     (in millions)

Class A:
Year ended 9/30/2002                     $1.00          $.013        ($.013)        $1.00        1.35%         $8,305
Year ended 9/30/2001                      1.00           .045         (.045)         1.00         4.63          7,075
Year ended 9/30/2000                      1.00           .055         (.055)         1.00         5.66          5,417
Year ended 9/30/1999                      1.00           .045         (.045)         1.00         4.59          5,863
Year ended 9/30/1998                      1.00           .050         (.050)         1.00         5.14          4,604
Class B:
Year ended 9/30/2002                      1.00           .005         (.005)         1.00          .53            158
Year ended 9/30/2001                      1.00           .037         (.037)         1.00         3.75             46
Period from 3/15/2000 to 9/30/2000        1.00           .027         (.027)         1.00         2.73              1
Class C:
Year ended 9/30/2002                      1.00           .004         (.004)         1.00          .40            100
Period from 3/16/2001 to 9/30/2001        1.00           .014         (.014)         1.00         1.40             13
Class F:
Year ended 9/30/2002                      1.00           .011         (.011)         1.00         1.13             10
Period from 3/26/2001 to 9/30/2001        1.00           .017         (.017)         1.00         1.71              4
Class 529-A:
Period from 2/15/2002 to 9/30/2002        1.00           .007         (.007)         1.00          .73             34
Class 529-B:
Period from 6/7/2002 to 9/30/2002         1.00           .001         (.001)         1.00          .09           - (5)
Class 529-C:
Period from 4/2/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .15              1
Class 529-E:
Period from 3/11/2002 to 9/30/2002        1.00           .004         (.004)         1.00          .39              1
Class 529-F:
Period from 9/16/2002 to 9/30/2002        1.00           - (3)         - (3)         1.00          .04           - (5)
Class R-1:
Period from 5/29/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .10              1
Class R-2:
Period from 5/21/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .11             23
Class R-3:
Period from 6/4/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .22             15
Class R-4:
Period from 6/27/2002 to 9/30/2002        1.00           .002         (.002)         1.00          .23              1
Class R-5:
Period from 5/15/2002 to 9/30/2002        1.00           .005         (.005)         1.00          .50             49



                                     Ratio of      Ratio of
                                     expenses    net income
                                     to average  to average
                                     net assets  net assets
Class A:
Year ended 9/30/2002                    .59%            1.33%
Year ended 9/30/2001                     .59            4.48
Year ended 9/30/2000                     .61            5.53
Year ended 9/30/1999                     .58            4.52
Year ended 9/30/1998                     .58            5.02
Class B:
Year ended 9/30/2002                    1.40(6)          .47
Year ended 9/30/2001                    1.41            3.01
Period from 3/15/2000 to 9/30/2000      1.43(7)         5.21   (7)
Class C:
Year ended 9/30/2002                    1.51(6)          .31
Period from 3/16/2001 to 9/30/2001      1.55(7)         2.05   (7)
Class F:
Year ended 9/30/2002                     .77            1.11
Period from 3/26/2001 to 9/30/2001       .80(7)         3.09   (7)
Class 529-A:
Period from 2/15/2002 to 9/30/2002       .60(7)         1.16   (7)
Class 529-B:
Period from 6/7/2002 to 9/30/2002        .47(6)          .08
Class 529-C:
Period from 4/2/2002 to 9/30/2002        .75(6)          .12
Class 529-E:
Period from 3/11/2002 to 9/30/2002      1.09(7)          .66   (7)
Class 529-F:
Period from 9/16/2002 to 9/30/2002       .03             .04
Class R-1:
Period from 5/29/2002 to 9/30/2002       .51(6)(8)       .09
Class R-2:
Period from 5/21/2002 to 9/30/2002       .52(8)          .11
Class R-3:
Period from 6/4/2002 to 9/30/2002        .34(8)          .22
Class R-4:
Period from 6/27/2002 to 9/30/2002       .19(8)          .27
Class R-5:
Period from 5/15/2002 to 9/30/2002       .16             .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Due to continued volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratios would have been 1.55% and ..79% for Class C and Class 529-C, respectively. Expense ratios for
Class B, Class 529-B and Class R-1 were not affected by payments made by CRMC.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.
Had CRMC not paid such fees, expense ratios would have been .71%, ..57%, .37% and .30% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.


Report of independent accountants

To the Board of Trustees and Shareholders of Cash Management Trust of America:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 1.5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C
                                OTHER INFORMATION

                      THE CASH MANAGEMENT TRUST OF AMERICA



Item 23.          Exhibits

(a) Declaration of Trust - previously filed (see P/E Amendment No. 39 filed 11/26/97); Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 45 filed 3/14/01; and No. 47 filed 2/15/02)

(b)      By-laws - previously filed (see P/E Amendment No. 39 filed 11/26/97)

(c)      None

(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 18 filed 3/10/00)

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 47 filed 2/15/02); and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 48 filed 5/13/02)

(f)      None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 46 filed 11/29/01)

(h) Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 48 filed 5/13/02); and form of Amended Shareholder Services Agreement dated 7/1/01 - previously filed (see P/E Amendment No. 47 filed 2/15/02)

(i) Legal opinions - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 44 filed 3/14/01; No. 47 filed 2/15/02; and No. 48 filed
         5/13/02);

(j)      Consent of Independent Accountants

(k)      None

(l)      None

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 39 filed 11/26/97; No. 43 filed 3/13/00; No. 45 filed 3/14/01; No.
         47 filed 2/15/02; and No. 48 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 47 filed 2/15/02)

(o)      None

(p)      None (the fund is a Money Market Fund)

                 The Cash Management Trust of America -- Pg C-1

Item 24.        Persons Controlled by or Under Common Control with Registrant

                None

Item 25.        Indemnification

                Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

I                 Article VI of the Trust's By-Laws states:

                           (a) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                           (b) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                 The Cash Management Trust of America -- Pg C-2

Item 25.          Indemnification (continued)


                           (c) To the extent that a Trustee or officer of the
                  Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or
                  (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                           (d) Any indemnification under subparagraph (a) or (b)
                  (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Trust) in a written opinion; and any determination so made shall be conclusive.

                           (e) Expenses incurred in defending a civil or
                  criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

                           (f) Agents and employees of the Trust who are not
                  Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                           (g) Any indemnification pursuant to this Article
                  shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                           (h) Nothing in the Declaration of Trust or in these
                  By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                           (i) The Trust shall have power to purchase and
                  maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.


                 The Cash Management Trust of America -- Pg C-3

Item 25.          Indemnification (continued)

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") and Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                   None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376



                 The Cash Management Trust of America -- Pg C-4





(b)                 (1)                                       (2)                                      (3)
       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr. Regional Vice President None 9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613



                 The Cash Management Trust of America -- Pg C-5





(b)    (1) (2) (3) C. Alan Brown Vice President None 4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None



                 The Cash Management Trust of America -- Pg C-6





(b)    (1) (2) (3) Ruth M. Collier Senior Vice President None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

L      Dianne M. Dexter                         Assistant Vice President                              None



                 The Cash Management Trust of America -- Pg C-7





(b)    (1) (2) (3) Thomas J. Dickson Regional Vice President None 108 Wilmington
       Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None



                 The Cash Management Trust of America -- Pg C-8





(b)    (1) (2) (3) Daniel B. Frick Regional Vice President None 845 Western
       Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

       B Evelyn K. Glassford                    Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                      Chairman and Trustee

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None


                 The Cash Management Trust of America -- Pg C-9





(b)                 (1)                                       (2)                                      (3)

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None



                 The Cash Management Trust of America -- Pg C-10





(b)    (1) (2) (3) T. Blake Liberty Vice President None 5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan McMaster                             Assistant Vice President                              None



                 The Cash Management Trust of America -- Pg C-11





(b)    (1) (2) (3) Terry W. McNabb Vice President None 2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4430 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301



                 The Cash Management Trust of America -- Pg C-12





(b)                 (1)                                       (2)                                      (3)
       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                           Vice President                                        None



                 The Cash Management Trust of America -- Pg C-13





(b)                 (1)                                       (2)                                      (3)
       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None



                 The Cash Management Trust of America -- Pg C-14





(b)    (1) (2) (3) Jerry L. Slater Regional Vice President None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034



                 The Cash Management Trust of America -- Pg C-15





(b)    (1) (2) (3) Francis N. Strazzeri Senior Vice President None 3021
       Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None



                 The Cash Management Trust of America -- Pg C-16





(b)    (1) (2) (3) Thomas E. Warren Vice President None 7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347



                 The Cash Management Trust of America -- Pg C-17





(b)                 (1)                                       (2)                                      (3)
       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business
Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B
Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business
Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One
Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business
Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332
Woodfield Crossing Blvd., Indianapolis, IN 46240

(c)      None



                 The Cash Management Trust of America -- Pg C-18

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                 The Cash Management Trust of America -- Pg C-19

                             SIGNATURE OF REGISTRANT

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of November, 2002.

        THE CASH MANAGEMENT TRUST OF AMERICA

        By /s/ Paul G. Haaga, Jr.
          ----------------------------------------------------------------------
              (Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 25, 2002, by the following persons in the capacities indicated.


         Signature                                        Title

(1) Principal Executive Officer:

          /s/ Abner D. Goldstine                          President and Trustee
         --------------------------------------------------------------
             (Abner D. Goldstine)

(2) Principal Financial Officer and Principal Accounting Officer:

          /s/ Susi M. Silverman                          Treasurer
         --------------------------------------------------------------
             (Susi M. Silverman)

(3) Trustees:

         Richard G. Capen, Jr.*                           Trustee
         H. Frederick Christie*                           Trustee
         Don R. Conlan*                                   Trustee
         Diane C. Creel*                                  Trustee
         Martin Fenton*                                   Trustee
         Leonard R. Fuller*                               Trustee

          /s/ Abner D. Goldstine                          President and Trustee
             (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                          Chairman and Trustee
             (Paul G. Haaga, Jr.)

         Richard G. Newman*                               Trustee
         Frank M. Sanchez*                                Trustee

*By       /s/ Julie F. Williams
         ---------------------------------------------------------------------
              Julie F. Williams, Attorney-in-Fact


                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

          /s/ Kristine M. Nishiyama
          -------------------------------------------------------
             (Kristine M. Nishiyama)

                 The Cash Management Trust of America -- Pg C-20